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     As filed with the Securities and Exchange Commission on April 28, 2000


                        File Nos. 333-41461 and 811-8529

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 8


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 11


                                 MEMORIAL FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                D. Blaine Riggle
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


[ ]         immediately  upon filing pursuant to Rule 485,  paragraph (b)
[x]         on May 1, 2000 pursuant to Rule 485,  paragraph (b)
[ ]         60 days after filing pursuant to Rule 485,  paragraph  (a)(1)
[ ]         on  _________________  pursuant to Rule 485,  paragraph  (a)(1)
[ ]         75 days  after  filing  pursuant  to Rule 485, paragraph (a)(2)
[ ]         on  _________________  pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund.

The prospectus and SAI filed via EDGAR in post-effective amendment number 6 on August 17, 1999, accession number 0001004402-99-000353 for Money Market Fund, International Equity Fund and Equity Income Fund are incorporated by reference into this registration statement.

                                     [LOGO]

                                   PROSPECTUS

                                   MAY 1, 2000


                              GOVERNMENT BOND FUND
                               CORPORATE BOND FUND
                               GROWTH EQUITY FUND
                                VALUE EQUITY FUND

                              Institutional Shares


                  SHARES OF EACH FUND ARE OFFERED TO INVESTORS
                     WITHOUT ANY SALES CHARGE OR RULE 12B-1
                              (DISTRIBUTION) FEES.



















           The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this
                       prospectus is accurate or complete.
            Any representation to the contrary is a criminal offense.

                                                               TABLE OF CONTENTS
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RISK/RETURN SUMMARY                                                            2



PERFORMANCE                                                                    5



FEE TABLES                                                                     8



INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS     9



MANAGEMENT                                                                    12



YOUR ACCOUNT                                                                  14


         How to Contact the Funds                                             14

         General Information                                                  14

         Buying Shares                                                        14


         Selling Shares                                                       17

         Exchange Privileges                                                  18


SUBADVISER PAST PERFORMANCE                                                   20



OTHER INFORMATION                                                             22



FINANCIAL HIGHLIGHTS                                                          23

RISK/RETURN SUMMARY
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CONCEPTS TO UNDERSTAND        GOVERNMENT BOND FUND
A DEBT OR FIXED INCOME
SECURITY is a security such   INVESTMENT GOAL High level of income consistent with maximum credit protection and
as a bond or note that        moderate fluctuation in principal value.
obligates the issuer to pay
the security owner a          PRINCIPAL INVESTMENT STRATEGY The Fund invests under normal circumstances at least 90
specified sum of money at     percent of its total assets in a portfolio of fixed and variable rate U.S. Government
set intervals as well as      Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and
repay the principal amount    mortgage-backed securities. The Fund invests in securities with maturities (or average
of the security at its        life in the case of mortgage-backed and similar securities) ranging from overnight to
maturity                      30 years. The Fund seeks to moderate fluctuations in the price of its shares by
A BOND is a debt security     structuring maturities of its investment portfolio in order to maintain a duration
with a long-term maturity,    between 75 percent and 125 percent of the duration of the Lehman Brothers Government
usually 10 years or longer    Bond Index.
MATURITY means the date at
which a debt security is      CORPORATE BOND FUND
due and payable

DURATION is a measure of a    INVESTMENT GOAL High level of current income consistent with capital preservation and
security's average life       prudent investment risk.
that reflects the present
value of the security's       PRINCIPAL INVESTMENT STRATEGY  The Fund invests under normal circumstances at least 65
cash flow.  Prices of         percent of its total assets in corporate bonds. At least 80 percent of the Fund's
securities with longer        total assets will be invested in securities that are rated, at the time of purchase,
durations will fluctuate      in one of the three highest rating categories or are unrated and determined by its
more in response to changes   subadviser to be of comparable quality.  The Fund invests in securities with
in interest rates             maturities (or average life in the case of mortgage-backed and similar securities)
UNITED STATES GOVERNMENT      ranging from short-term (including overnight) to 30 years. The Fund seeks to moderate
SECURITY is a debt security   fluctuation in the price of its shares by structuring maturities of its investment
issued by the United States   portfolio in order to maintain a duration between 75 percent and 125 percent of the
or any of its agencies or     duration of the Lehman Brothers Corporate Bond Index.
instrumentalities such as
the Government National       GROWTH EQUITY FUND
Mortgage Association
GROWTH INVESTING means to     INVESTMENT GOAL Long-term capital appreciation.

invest in stocks of

companies  that  have         PRINCIPAL  INVESTMENT  STRATEGY  The Fund  uses a "growth investing" style by investing
exhibited faster than         under normal  circumstances at least 65 percent of its total assets in the equity
average earnings over the     securities  of domestic  companies  that its  subadviser  believes have superior growth
past few years and are        potential and fundamental characteristics that are significantly better than the
expected to continue to       market average and support internal earnings growth  capability.  The Fund only invests
show high levels of profit    in companies that have a minimum market capitalization of $250 million at the time of
growth                        purchase,  and seeks to maintain a minimum average  weighted market capitalization of $5 billion.


VALUE EQUITY FUND                                                                         CONCEPTS TO UNDERSTAND
                                                                                          VALUE INVESTING means to
INVESTMENT GOAL Long-term capital appreciation.                                           invest in stocks whose
                                                                                          prices are low relative to
PRINCIPAL  INVESTMENT  STRATEGY  The  Fund  uses a  "value  investing"  style by          PRICE/EARNINGS RATIO means
investing under normal  circumstances at least 65 percent of its total assets in          the ratio of a company's
the equity  securities of domestic  companies that its  subadviser  believes are          current market capitalization
under-priced  relative to comparable  securities  determined  by  price/earnings          divied by annual earnings per
ratios,  cash flows or other  measures.  The Fund only invests in companies that          share
have a minimum market capitalization of $250 million at the time of purchase and          MARKET CAPITALIZATION of a
seeks to  maintain  a  minimum  average  weighted  market  capitalization  of $5          company means the value of
billion.                                                                                  the company's common stock
                                                                                          in the stock market
PRINCIPAL RISKS OF INVESTING IN THE FUNDS                                                 COMMON STOCK is ownership
                                                                                          shares in a corporation that

BOND FUNDS You could lose money on your investment in Government Bond Fund or in          are sold initially by the
the stock market  Corporate  Bond Fund (each a "Bond Fund") and either Bond Fund          corporation and then traded
could  under-perform  other  investments.  The principal risks of investing in a          by investors
Bond Fund include:


o Each Bond Fund's share price, yield and total return could fluctuate in response the corporation and then to bond market movements traded by investors
o The value of most bonds could fall when interest rates rise; the longer a bond's maturity and the lower its credit quality, the more its value typically falls
o The default of an issuer could leave the Bond Fund with unpaid interest or principal. This risk for Corporate Bond Fund is potentially greater as it can invest in bonds with a lower credit rating than Government Bond Fund
o The Bond Funds may invest in mortgage-backed and other similar securities. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts
o    The subadviser's judgment as to the value of a bond proves to be wrong


An investment in a Bond Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

EQUITY FUNDS You could lose money on your investment in Growth Equity Fund or Value Equity Fund (each an "Equity Fund") and either Equity Fund could under-perform other investments. The principal risks of investing in an Equity Fund include:


o    The stock market goes down
o The stock market continues to undervalue the stocks in an Equity Fund's portfolio
o    The  subadviser's judgment as to the value of a stock  proves to be wrong
o An Equity Fund's particular investment style falls out of favor with the market


An investment in an Equity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST IN THE FUNDS

You may want to purchase shares of a Bond Fund if:

o    You seek income
o    You seek capital preservation
o    You are pursuing a long-term goal

A Bond Fund may NOT be appropriate for you if:

o You want an investment that pursues market trends or focuses only on particular sectors or industries
o    You are pursuing a short-term goal or investing emergency reserves

You may want to purchase shares of an Equity Fund if:

o You are willing to tolerate significant changes in the value of your investment
o    You are  pursuing  a  long-term  goal
o    You are  willing to accept higher short-term risk

An Equity Fund may NOT be appropriate for you if:

o You want an investment that pursues market trends or focuses only on particular sectors or industries
o    You need  regular  income or  stability of principal
o    You are pursuing a short-term goal or investing emergency reserves

                                                                     PERFORMANCE
--------------------------------------------------------------------------------

The following charts and tables provide some indication of the risks of investing in each Fund by showing performance and how each Fund's returns compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

GOVERNMENT BOND FUND

The following chart shows the annual total return of the Fund for the full calendar year the Fund has operated.

[EDGAR Representation of bar chart]

1999      -2.39%

During the period shown in the chart, the highest quarterly return was 0.51% (for the quarter ended September 30, 1999) and the lowest quarterly return was -1.31% (for the quarter ended March 31, 1999).

The following table compares the Fund's average annual total returns as of December 31, 1999 to the Lehman Brothers U.S. Government Bond Index.

                                GOVERNMENT            LEHMAN BROTHERS
YEAR(S)                          BOND FUND     U.S. GOVERNMENT BOND INDEX(1)
1 Year                            -2.39%                   -2.24%
Since Inception (3/30/98)          3.03%                   3.27%


(1) The Lehman Brothers U.S. Government Bond Index is composed of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof. One cannot invest directly in the index.

CORPORATE BOND FUND

The following chart shows the annual total return of the Fund for the full calendar year the Fund has operated.

[EDGAR Representation of bar chart]

1999      -1.77%

During the period shown in the chart, the highest quarterly return was 0.67% (for the quarter ended September 30, 1999) and the lowest quarterly return was -1.30% (for the quarter ended June 30, 1999).


The following table compares the Fund's average annual total returns as of December 31, 1999 to the Lehman Brothers Corporate Bond Index.


                             CORPORATE            LEHMAN BROTHERS

YEAR(S)                      BOND FUND        CORPORATE BOND INDEX (1)
1 Year                        -1.77%                   -1.95%
Since Inception (3/30/98)      3.13%                   2.74%

(1) The Lehman Brothers Corporate Bond Index is composed of all publicly issued,
fixed  rate,   non-convertible   investment  grade  debt  registered  under  the
Securities Act of 1933. One cannot invest directly in the index.


GROWTH EQUITY FUND

The following chart shows the annual total return of the Fund for the full calendar year the Fund has operated.

[EDGAR Representation of bar chart]

1999      24.44%

During the period shown in the chart, the highest quarterly return was 16.32% (for the quarter ended December 31, 1999) and the lowest quarterly return was -5.25% (for the quarter ended September 30, 1999).

The following table compares the Fund's average annual total returns as of December 31, 1999 to the Russell 1000 Growth Index.

                                    GROWTH                RUSSELL 1000
YEAR(S)                           EQUITY FUND           GROWTH INDEX (1)
1 Year                              24.44%                   33.16%
Since Inception (3/30/98)           26.23%                   31.50%

(1) The Russell 1000 Growth Index tracks stocks in the Russell 1000 index with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in the index.

VALUE EQUITY FUND

The following chart shows the annual total return of the Fund for the full calendar year the Fund has operated.

[EDGAR Representation of bar chart]

1999      -3.96%

During the period shown in the chart, the highest quarterly return was 10.84% (for the quarter ended June 30, 1999) and the lowest quarterly return was -11.23% (for the quarter ended September 30, 1999).

The following table compares the Fund's average annual total returns as of December 31, 1999 to the Russell 1000 Value Index.

                                    VALUE        S&P 500         RUSSELL 1000

YEAR(S)                          EQUITY FUND     INDEX(1)        VALUE INDEX(2)
1 Year                             -3.96%        21.04%             7.34%
Since Inception (3/30/98)          -6.67%        19.46%             6.63%


(1) The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized , unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stock included in the index. One cannot invest directly in the index. While both the S&P Index and Russell 1000 Growth Index are shown, the subadviser believes that the S&P 500 Index more acurately represents the Fund's industry diversification, capitalization range and risk characteristics.

(2) The Russell 1000 Value Index tracks stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly into the index.

FEE TABLE
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The following tables describe the fees and expenses that you will pay if you invest in a Fund.


SHAREHOLDER FEES                                        GOVERNMENT BOND     CORPORATE       GROWTH      VALUE EQUITY
(fees paid directly from your investment)                     FUND          BOND FUND    EQUITY FUND        FUND

     Maximum Sales Charge (Load) Imposed on

          Purchases                                           None            None           None           None
     Maximum Deferred Sales Charge (Load)                     None            None           None           None

     Maximum Sales Charge (Load) Imposed on

          Reinvested Distributions                            None            None           None           None
     Redemption Fee                                           None            None           None           None
     Exchange Fee                                             None            None           None           None

ANNUAL FUND OPERATING EXPENSES(1)                       GOVERNMENT BOND     CORPORATE       GROWTH      VALUE EQUITY
(expenses that are deducted from Fund assets)                 FUND          BOND FUND     EQUITY FUND       FUND

     Advisory Fees                                           0.23%            0.23%          0.35%          0.35%
     Distribution (12b-1) Fees                                None            None           None           None
     Other Expenses                                          0.56%            0.51%          0.74%          0.74%
         Shareholder Services Fees                           0.21%            0.21%          0.20%          0.20%
         Miscellaneous                                       0.35%            0.30%          0.54%          0.54%
TOTAL ANNUAL FUND OPERATING EXPENSES                         0.79%            0.74%          1.09%          1.09%
     Fee Waiver and Expense Reimbursement(2)                 0.06%            0.06%          0.09%          0.09%
     Net Expenses                                            0.73%            0.68%          1.00%          1.00%

(1) Based on amounts incurred during the Funds' fiscal year ended December 31, 1999 as stated as a percentage of net assets.
(2) Based on certain contractual fee waivers and expense reimbursements effective through April 30, 2001.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in a Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements), and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                         1 YEAR      3 YEARS      5 YEARS      10 YEARS

GOVERNMENT BOND FUND      $81         $253         $441          $982
CORPORATE BOND FUND       $76         $238         $413          $923
GROWTH EQUITY FUND        $111        $347         $602         $1,332
VALUE EQUITY FUND         $111        $346         $600         $1,326

                                                INVESTMENT OBJECTIVES, PRINCIPAL
                                       INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

GOVERNMENT BOND FUND                                                                      CONCEPTS TO UNDERSTAND
                                                                                          PREFERRED STOCK is a
INVESTMENT  OBJECTIVE                                                                     security that has certain
The  investment  objective  of the Fund is to  provide  a high  level of  income          rights separate from those
consistent with maximum credit protection and moderate  fluctuation in principal          conferred by common stock.
value. There is no assurance that the Fund will achieve this objective.                   Preferred stock seldom carries
                                                                                          voting rights, but pays
PRINCIPAL  INVESTMENT  STRATEGIES                                                         dividends and has liquidation
The Fund  invests  under normal  circumstances  at least 90 percent of its total          preference over common
assets in a portfolio of fixed and  variable  rate U.S.  Government  Securities,          stockholders
including  zero coupon  bonds  issued or  guaranteed  by the U.S.  Treasury  and          CONVERTIBLE SECURITY is a
mortgage-backed  securities.  The Fund may  invest up to 10 percent of its total          security such as preferred
assets in "investment grade" corporate debt instruments.                                  stock or bonds that may be
                                                                                          converted into a specific
The  Fund may not  invest  more  than 25  percent  of its  total  assets  in the          number of shares of common
securities issued or guaranteed by any single agency or  instrumentality  of the          stock
U.S.  Government,  except the U.S.  Treasury,  and may not  invest  more than 10 percent of its total assets in ofthe securities of any other issuer.


The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The
Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government
Bond Index which was 5.35 years as of March 31, 2000.


CORPORATE BOND FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk.
There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests under normal circumstances at least 65 percent of its total assets in corporate bonds. The Fund may also invest in U.S. Government securities and mortgage-backed and other similar securities of private issuers.
At least 80 percent of the Fund's net assets will be in securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization such as Standard and Poor's or unrated and determined by its subadviser to be of comparable quality.
No more than 5 percent of the Fund's total assets will be in securities rated below investment grade. The Fund's portfolio of corporate debt instruments will have a minimum weighted average rating of A.


The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. The Fund seeks to moderate fluctuation in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Corporate Bond Index, which was 5.61 years as of March 31, 2000.


GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing under normal circumstances at least 65 percent of its total assets in the common stock of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

The Fund invests in the securities of issuers that its subadviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the subadviser's opinion, generally unrecognized or misperceived by the market. The subadviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value. The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade securities or, if unrated, are determined by the subadviser to be of comparable quality.

VALUE EQUITY FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to attain its objective by investing under normal circumstances at least 65 percent of its total assets in common stocks of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.


Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The subadviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the subadviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the subadviser to be of comparable quality.


PRINCIPAL INVESTMENT RISKS

GENERALLY
There is no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by each Fund have some risk. Among other things, the market value of any security in which a Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Certain investments and investment techniques have additional risks, such as the potential use of leverage by a Fund through borrowings, securities lending and other investment techniques.

BOND FUNDS The value of your investment in a Bond Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which these Funds invest. Your investment in Corporate Bond Fund is also subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. To limit this risk, at least 80 percent of Corporate Bond Fund's investments in corporate debt securities will be in securities rated A or better and the Fund will maintain a minimum average rating of A. An additional risk is that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Bond Fund investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' value and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value.

EQUITY FUNDS An Equity Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks an Equity Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for either or both Equity Funds could fall out of favor with the market. In other words, if investors lose interest in "growth" stocks, then the net asset value of Growth Equity Fund could also decrease. Likewise, if "value" stocks decrease in value, there could be a corresponding drop in the net asset value of Value Equity Fund.

TEMPORARY DEFENSIVE POSITION A Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, a Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, a Fund may be unable to achieve its investment objectives.

MANAGEMENT
--------------------------------------------------------------------------------

The business of Memorial Funds (the "Trust") and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

ADVISER


Forum Investment Advisors, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Funds. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective, reviewing the investment strategies and policies of each Fund and advising the Board on the selection of additional subadvisers. The Adviser has entered into investment sub-advisory agreements with the subadvisers to exercise investment discretion over the assets (or a portion of assets) of each Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.35 percent of the average daily net assets of Value Equity Fund and Growth Equity Fund and 0.23 percent of the average daily net assets of Corporate Bond Fund and Government Bond Fund.


INVESTMENT CONSULTANT


To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc., 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Funds and the subadvisers.

SUBADVISERS/PORTFOLIO MANAGERS

The Adviser has retained the following subadvisers to render advisory services and make daily investment decisions for each Fund. The day-to-day management of each Fund is performed by a portfolio manager employed by each subadviser to that Fund. Each subadviser is registered or is exempt from registration as an investment adviser under the Investment Advisers Act of 1940. The subadviser for each Fund and its portfolio manager's business experience and educational background follow:

THE NORTHERN TRUST COMPANY ("NTC"), 50 South LaSalle Street, Chicago, Illinois 60675, manages the portfolio of GOVERNMENT BOND FUND. NTC presently manages approximately $299 billion in assets. NTC brings together its registered and bank investment advisors to offer investment products and services to both personal and institutional markets. Mr. Monty Memler, CFA, is the Fund's portfolio manager. He is a Vice President and a senior portfolio manager for NTC and has been a member of the NTC fixed income team since 1990. Mr. Memler holds a Masters in Business Administration from the University of Chicago.

CONSECO CAPITAL MANAGEMENT, INC. ("CCM"), 11825 N. Pennsylvania Street, Carmel, Indiana 46032, manages the portfolio of CORPORATE BOND FUND. CCM presently manages approximately $34.3 billion for individuals, corporations, insurance companies, investment companies, pension plans, trusts and estates, as well as charitable organizations including foundations and endowments. Mr. Gregory Hahn, CFA, is the Fund's portfolio manager. He has been a Senior Vice President of CCM since 1993. Mr. Hahn holds a Masters in Business Administration from Indiana University.

DAVIS HAMILTON JACKSON & ASSOCIATES, L.P. ("DHJA"), Two Houston Center, 909 Fannin Street, Suite 550, Houston, Texas 77010, manages the portfolio of GROWTH EQUITY FUND. DHJA currently manages approximately $2 billion for institutions and high net worth individuals and invests primarily in domestic equity securities. Mr. J. Patrick Clegg, CFA, is the Fund's portfolio manager. Prior to joining DHJA as a portfolio manager, he was a Principal and Director of Research at Luther King Capital Management in Fort Worth, Texas from 1991 to 1996. Mr. Clegg holds a Masters in Business Administration from the University of Texas.

PPM AMERICA, INC. ("PPM"), 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, manages the portfolio of VALUE EQUITY FUND. PPM presently manages approximately $37 billion in assets. PPM's equity team manages approximately $5.1 billion in large cap value assets for various institutional clients based in the U.S. and abroad. PPM utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund, as they deem appropriate, in the pursuit of the Fund's objectives.


OTHER SERVICE PROVIDERS


The Forum Financial Group of companies ("Forum") provides various services to each Fund. As of March 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $67 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of each Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of each Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

SHAREHOLDER SERVICES PLAN


The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. Memorial Group, Inc. performs certain shareholder services not provided by the Transfer Agent and is paid fees at an annual rate of 0.25 percent of the average daily net assets of the shares of the Fund owned by investors for which Memorial Group, Inc. maintains a servicing relationship.


FUND EXPENSES

Each Fund pays for all of its expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the Funds. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUNDS        GENERAL INFORMATION

WRITE TO US AT:                 You pay no sales charge to purchase or sell (redeem) shares of a Fund.  You may
Memorial Funds                  purchase and sell shares at the net asset value of a share or NAV next  calculated
P.O.  Box 446                   after the  Transfer  Agent receives your request in proper form. If the Transfer
Portland,  Maine 04112          Agent receives your request in proper form prior to 4 p.m., your  transaction will be priced at that day's NAV.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

OVERNIGHT ADDRESS
   Memorial Funds
   Two Portland Square          The Funds do not issue share certificates.

   Portland, Maine 04101
                                You will receive annual statements and a confirmation of each transaction.  You
TELEPHONE US TOLL-FREE AT:      should verify the accuracy of all transactions in your account as soon as you
   (888) 263-5593               receive your confirmation.

WIRE INVESTMENTS (OR ACH        Each Fund reserves the right to impose minimum investment amounts and may
PAYMENTS) TO US AT:             temporarily suspend (during unusual market conditions) or discontinue any service or
   BankBoston                   privilege.
   Boston, Massachusetts
   ABA #011000390               WHEN AND HOW NAV IS DETERMINED  Each Fund calculates its NAV as of the close of the
   FOR CREDIT TO:               New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except
   Forum Shareholder            days when the New York Stock Exchange is closed.  The time at which NAV is
   Services,  LLC               calculated may change in case of an emergency or if the New York Stock Exchange
   Account # 541-54171          closes early. A Fund's NAV is determined by taking the market value of all
     Memorial Funds             securities owned by the fund (plus all other assets such as cash), subtracting all
     (Your Name)                liabilities and then dividing the result (net assets) by the number of shares
     (Your Account Number)      outstanding.  Each Fund values securities  for  which  market   quotations  are
                                readily  available at current  market value.  If market quotations are not readily
                                available,  a Fund  values   securities  at  fair  value,   as determined by the Board.

                                TRANSACTIONS  THROUGH  THIRD  PARTIES  If you  invest  through a broker or other financial institution,  the policies and fees charged by that institution may be different than those of a Fund. Banks,  brokers,  retirement plans and financial advisers may charge  transaction fees and may set different minimum  investments or limitations on buying or selling  shares.  Consult a  representative  of your financial institution or retirement plan for further information.

                                BUYING SHARES

                                HOW TO MAKE PAYMENTS  All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

                                CHECKS For individual,  sole  proprietorship,  joint and Uniform Gifts to Minors
                                Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Memorial  Funds" or to one or more owners of the account and endorsed to  "Memorial  Funds." For all other  accounts,  the check must be made payable on its face to  "Memorial  Funds." No other  method of check  payment is acceptable (for instance, you may not pay by travelers check).

                                PURCHASES  BY  AUTOMATED  CLEARING  HOUSE  ("ACH")  This  service  allows you to purchase  additional  shares  through an electronic  transfer of money from your checking or savings account.  When you make an additional purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (888) 263-5593 to request an ACH transaction.

WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS The minimum initial investment for each Fund is $2,000. There is no minimum additional investment.

Management of the Funds may choose to waive the initial investment minimum.


ACCOUNT REQUIREMENTS

                     TYPE OF ACCOUNT                                               REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole         required to sign exactly as their names appear on
proprietorship accounts. Joint accounts can have two or          the account
more owners  (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                 o    Depending  on  state  laws,  you  can set up a
These  custodial accounts  provide a way to give money to a      custodial  account  under the UGMA or the UTMA
child and obtain tax benefits.                              o    The custodian must sign  instructions in a
                                                                 manner indicating custodial capacity
BUSINESS ENTITIES                                           o    Submit  a   Corporate/Organization   Resolution  form  or
                                                                 similar document

TRUSTS                                                      o    The trust must be established  before an account
                                                                 can be opened
                                                            o    Provide  a  certified  trust  document,  or  the
                                                                 pages  from the trust  document  that  identify  the
                                                                 trustees

INVESTMENT PROCEDURES


                  HOW TO OPEN AN ACCOUNT                              HOW TO ADD TO YOUR  ACCOUNT
BY CHECK                                                    BY CHECK
o    Call or write us for an account  application           o    Fill out an investment slip from a
     and/or a Corporate/Organization Resolution form             confirmation statement or write us a letter
o    Complete the application                               o    Write your account number on your check.
o    Mail us your application and a check                   o    Mail us the slip (or your letter) and a check
BY WIRE                                                     BY WIRE
o    Call  or  write  us  for an  account  application      o    Call to notify us of your incoming wire
     and/or a Corporate/Organization Resolution form        o    Instruct your bank to wire your money to us
o    Complete the application
o    Call us to fax the completed application and we

     will assign you an account number
o    Mail us your original application
o    Instruct your bank to wire your money to us
BY ACH PAYMENT                                              BY SYSTEMATIC INVESTMENT

o    Call  or  write  us  for an  account  application      o    Complete the Systematic  Investment  section of
     and/or a Corporate/Organization Resolution form             the application

o    Complete the application                               o    Attach a voided check to your application
o    Call us to fax the completed application and we        o    Mail  us  the  completed  application  and  the
     will assign you an account number                           voided check
o    Mail us your original application
o    Make an ACH payment

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and a Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.


SELLING SHARES

Each Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If a Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.


                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The Fund name
     o The dollar amount or number of shares you want to sell
     o How and where to send your  proceeds
o Obtain a  signature  guarantee  (if  required)
o Obtain  other documentation (if required)
o Mail us your request and documentation BY WIRE

o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

o Mail us your request (See "By Mail")
BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact name(s) in which the account is  registered
     o Additional  form of identification
o Your proceeds will be:

     o Mailed to you OR

     o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")

SYSTEMATICALLY

o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTIONS You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

SYSTEMATIC WITHDRAWAL If you own shares of a Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o Sales of over $50,000 worth of shares
o Changes to a shareholder's record name
o Redemption from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account


SMALL ACCOUNTS If the value of your account falls below $2,000, a Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect a Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.


EXCHANGE PRIVILEGES


You may sell your Fund shares and buy shares of any other Fund, also known as an exchange, by telephone or in writing. You may also exchange Fund shares for Institutional Service Shares of Daily Assets Government Fund (a series of the Forum Funds). Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL

o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The names of the funds you are exchanging

     o The dollar amount or number of shares you want to sell (and exchange)

o If opening a new account, complete an account application if you are requesting different shareholder privileges

o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact  name(s) in which  account is  registered
     o Additional  form of identification

                                                     SUBADVISER PAST PERFORMANCE

--------------------------------------------------------------------------------


The following tables set forth the performance data relating to the historical performance of the private account clients (i.e., non-investment company clients) managed by Conseco Capital Management, Inc. ("CCM"), subadviser of Corporate Bond Fund and Davis Hamilton Jackson & Associates, L.P. ("DHJA"), subadviser of Growth Equity Fund. The private accounts of each subadviser have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund that the subadviser manages. The subadvisers do not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. While each subadviser is primarily responsible for each Fund's performance, the information presented does not represent the past performance of any Fund. You should not consider this performance data as an indication of future performance of each Fund.

All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and takes into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees or highest investment advisory fees charged, brokerage commissions and execution costs paid by the subadvisers' private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculations.

You should be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. Each Fund's performance is calculated using the method required by the U.S. Securities and Exchange Commission ("SEC"), which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which each Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended. The performance results for the private accounts would have been adversely affected ( i.e., lower) if the private accounts included in the composite had been regulated as an investment company under the federal securities laws.


CONSECO CAPITAL MANAGEMENT, INC.

                                          CCM'S COMPOSITE FOR THE CORPORATE       LEHMAN BROTHERS CORPORATE BOND
YEAR(S)                                             BOND STYLE (1)                           INDEX(2)
Since Inception (7/1/1990)(3)                           9.10%                                  8.32%
5 Years (1995-1999)(3)                                  8.32%                                  8.18%
3 Years (1997-1999)(3)                                  5.90%                                  5.48%
1 Year (1999)                                           -0.28%                                -1.95%
1995                                                    19.61%                                22.25%
1996                                                    4.97%                                  3.28%
1997                                                    9.99%                                 10.23%
1998                                                    8.30%                                  8.57%
1999                                                    -0.28%                                -1.95%


(1) The presentation above describes and contains twenty-three (23) accounts valued, as of December 31, 1999, at $373.4 million.

(2) The Lehman Brothers Corporate Bond Index is composed of all publicly issued,
fixed  rate,   non-convertible   investment  grade  debt  registered  under  the
Securities Act of 1933. One cannot invest directly in the index.

(3) Average annual returns through December 31, 1999.

         DAVIS HAMILTON JACKSON & ASSOCIATES, L.P.


                                           DHJA'S COMPOSITE FOR THE GROWTH        S&P 500          RUSSELL 1000 GROWTH
YEAR(S)                                            EQUITY STYLE (1)               INDEX(2)              INDEX(3)
10 Years (1990-1999) (4)                                19.3%                      18.2%                 20.3%
5 Years (1995-1999)(4)                                  29.4%                      28.6%                 32.4%
3 Years (1997-1999)(4)                                  32.1%                      27.6%                 34.1%
1 Year (1999)                                           24.4%                      21.0%                 33.1%
1995                                                    35.4%                      37.5%                 37.2%
1996                                                    15.9%                      23.0%                 23.1%
1997                                                    34.9%                      33.3%                 30.5%
1998                                                    37.5%                      28.6%                 38.7%
1999                                                    24.4%                      21.0%                 33.1%

(1) The presentation above describes and contains thirty-eight (38) accounts valued, as of December 31, 1999, at $1.436 billion. DHJA's results for the period of January 1, 1990 through December 31, 1992 were valued monthly and the composites were equal weighted. DHJA's results for the period from January 1, 1993 through December 31, 1999 are valued monthly and the composites are asset weighted. The composite for the time period of January 1, 1990 through December 31, 1992 does not include those portfolios that maintained restrictions which prohibited DHJA from managing those accounts in a manner substantially similar to the investment objectives and investment policies, strategies of the Fund.

(2)  The S&P  500(R)  Index  is the  Standard  &  Poor's  500  Index,  a  widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index. While both the S&P 500 Index and the Russell 1000 Growth Index are shown, DHJA believes that the S&P 500 Index more accurately represents the private accounts' industry diversification, capitalization range and risk characteristics.

(3) The Russell 1000 Growth Index tracks stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in the index.

(4) Average annual returns through December 31, 1999.

                                                               OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS


The Bond Funds declare distributions from net investment income daily and pay those distributions monthly. The Equity Funds declare and pay those distributions quarterly. Any net capital gain realized by a Fund will be distributed at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES


Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A portion of the dividends paid by each Fund may be eligible for the dividends-received deduction for corporate shareholders. A Fund's distribution of long-term capital gain, if any, may be taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. This determination is based upon how long the Fund holds its investment. Distributions may also be subject to state and local taxes.


Distributions of capital gain and the Equity Fund's distribution of net investment income reduce the net asset value of the Funds' shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.


Each Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


CORE AND GATEWAY(R)


Each Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has corresponding investment objectives and investment policies to those of the Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance. Total return in a table represents the rate an investor would have earned (or lost) on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Funds' financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.


                                             GOVERNMENT BOND
                                                  FUND
                                                                      Year Ended

                                                           12/31/99                           12/31/98(1)
SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value                                   $10.25                               $10.00
Income From Investment Operations
         Net investment income                                0.51                                 0.39
Net gain (loss) on securities (realized and                  -0.75                                 0.39

unrealized)

Total From Investment Operations                             -0.24                                 0.78
Less Distributions
         From net investment income                          -0.51                                -0.39
  From capital gain                                           -                                   -0.14
Total Distributions                                          -0.51                                -0.53
Ending Net Asset Value                                      $ 9.50                               $10.25

OTHER INFORMATION
Ratios to Average Net Assets:(2)

  Expenses                                                    0.73%                                0.73%
  Expenses (gross) (3)                                        0.79%                                0.85%
  Net Investment Income                                       5.17%                                5.05%
Total Return                                                 -2.39%                                7.96%
Portfolio Turnover Rate                                         25%                                 114%
Net Assets at End of Period (in thousands)                  $69,082                             $65,676


(1) Institutional Shares of the Fund commenced operations on March 29, 1998.
(2) Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

                                            CORPORATE BOND
                                                FUND
                                                                      Year Ended

                                                           12/31/99                           12/31/98(1)

SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value                                   $10.09                              $10.00
Income From Investment Operations
         Net investment income                               0.57                                0.43
Net gain (loss) on securities (realized and                 -0.75                                0.30

unrealized)

Total From Investment Operations                            -0.18                                0.73
Less Distributions
         From net investment income                         -0.57                                -0.43
  From capital gain                                           -                                  -0.21
Total Distributions                                         -0.57                                -0.64
Ending Net Asset Value                                      $ 9.34                              $10.09

OTHER INFORMATION
Ratios to Average Net Assets:(2)

  Expenses                                                  0.68%                                0.63%
  Expenses (gross) (3)                                      0.74%                                0.76%
  Net Investment Income                                     5.94%                                5.60%
Total Return                                                -1.77%                               7.50%
Portfolio Turnover Rate                                      291%                                377%
Net Assets at End of Period (in thousands)                 $152,391                            $137,338


(1) Institutional Shares of the Fund commenced operations on March 25, 1998.
(2) Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

                                  GROWTH EQUITY
                                      FUND
                                                                            Year Ended
                                                           12/31/99                           12/31/98(1)
SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value                                   $11.49                               $10.00
Income From Investment Operations
         Net investment income                               -0.01                                0.01
Net gain (loss) on securities (realized and                  2.05                                 2.09

unrealized)

Total From Investment Operations                             2.66                                 2.10
Less Distributions
         From net investment income                        -0.00(2)                              -0.01
  From capital gain                                          -1.56                               -0.60
  Return of capital                                          -0.09                                 -
Total Distributions                                          -1.65                               -0.61
Ending Net Asset Value                                      $12.50                               $11.49
OTHER INFORMATION
Ratios to Average Net Assets:(3)
  Expenses                                                   1.00%                               1.00%
  Expenses (gross) (4)                                       1.09%                               1.19%
  Net Investment Income                                     -0.10%                               0.16%
Total Return                                                24.44%                               20.97%
Portfolio Turnover Rate                                      108%                                 135%
Net Assets at End of Period (in thousands)                  $41,833                             $26,426

(1) Institutional Shares of the Fund commenced operations on March 29, 1998.
(2) Distributions per share were $.00055.
(3) Annualized.
(4) Reflects expense ratio in absence of expense reimbursements and fee waivers.


                                          VALUE EQUITY
                                             FUND
                                                                      Year Ended

                                                           12/31/99                           12/31/98(1)
SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value                                   $ 9.19                               $10.00
Income From Investment Operations
         Net investment income                               0.08                                 0.03
Net gain (loss) on securities (realized and                  -0.44                               -0.81

unrealized)

Total From Investment Operations                             -0.36                               -0.78
Less Distributions
         From net investment income                          -0.08                               -0.03
  From capital gain                                            -                                   -
Total Distributions                                          -0.08                               -0.03
Ending Net Asset Value                                      $ 8.75                               $9.19

OTHER INFORMATION
Ratios to Average Net Assets:(2)

  Expenses                                                   1.00%                               1.00%
  Expenses (gross) (3)                                       1.09%                               1.25%
  Net Investment Income                                      0.90%                               0.59%
Total Return                                                -3.96%                               -7.76%
Portfolio Turnover Rate                                       60%                                 37%
Net Assets at End of Period (in thousands)                  $37,068                             $30,670


(1) Institutional Shares of the Fund commenced operations on March 29, 1998.
(2) Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION                                                                             [LOGO]


The following documents are available free upon request:                                  GOVERNMENT BOND FUND

                                                                                           CORPORATE BOND FUND

                            ANNUAL/SEMI-ANNUAL REPORTS                                     GROWTH EQUITY FUND

 Each Fund will provide annual and semi-annual reports to shareholders that will
   provide additional information about the Fund's investments. In each Fund's              VALUE EQUITY FUND
annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's
                   performances during their last fiscal year.


                   STATEMENT OF ADDITIONAL  INFORMATION ("SAI")
       The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.


                               CONTACTING THE FUNDS
  You can get free copies of both reports and the SAI, request other information and discuss your questions about each Fund by contacting your broker or the
                                   Funds at:


                         FORUM SHAREHOLDER SERVICES, LLC
                                   P.O. Box 446
                              Portland, Maine 04112
                                  (888) 263-5593



                  SECURITIES AND EXCHANGE  COMMISSION  INFORMATION
  You can also review each Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. You can get copies of this information, for a fee, by e-mail or by writing to:


                              Public Reference Room
                        Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov


Free copies of the reports and SAI are  available  from the SEC's  Internet  Web
                           Siteat http://www.sec.gov.
                                                                                    Memorial Funds
                                                                                    Two Portland Square
                                                                                    Portland, ME 04101
                                                                                    (888) 263-5593
                     Investment Company Act File No. 811-8529

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2000




                                 MEMORIAL FUNDS

                              GOVERNMENT BOND FUND
                               CORPORATE BOND FUND
                               GROWTH EQUITY FUND
                                VALUE EQUITY FUND

FUND INFORMATION:

         Memorial Funds
         Two Portland Square
         Portland, Maine 04101
         (888) 263-5593

INVESTMENT ADVISER:

         Forum Investment Advisors, LLC
         Two Portland Square
         Portland, Maine 04101

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (888) 263-5593


         This Statement of Additional Information or SAI supplements the Prospectuses dated May 1, 2000, as may be amended from time to time, offering Institutional Shares of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund (the "Funds"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectuses may be obtained, without charge, by contacting shareholder services at the address or telephone number listed above.


         Financial Statements for the Funds for the year ended December 31, 1999, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS

         Glossary .........................................................xx
1.       Investment Policies and Risks.....................................xx
2.       Investment Limitations............................................xx
3.       Performance Data and Advertising..................................xx
4.       Management........................................................xx
5.       Portfolio Transactions............................................xx
6.       Additional Purchase and Redemption Information....................xx
7.       Taxation .........................................................xx
8.       Other Matters.....................................................xx
Appendix A - Description of Securities Ratings.............................A-1
Appendix B - Miscellaneous Tables..........................................B-1
Appendix C - Performance Data..............................................C-1

GLOSSARY


         "Adviser" means Forum Investment Advisors, LLC.


         "Board" means the Board of Trustees of the Trust.

         "CFTC" means the U.S. Commodities Futures Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means the custodian of each Fund's assets.

         "FAdS" means Forum Administrative  Services, LLC, administrator of each
          Fund.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

         "FFS" means Forum Fund Services, LLC, distributor of each Fund's shares.

         "Fitch" means Fitch IBCA, Inc.

         "Fund" means each of the separate series of the Trust to which this SAI relates as identified on the cover page.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's.

         "Stock Index Futures" means futures contracts that relate to broadly based stock indices.


         "Subadviser" means The Northern Trust Company,  Conseco Capital
          Management, Inc., Davis Hamilton Jackson & Associates, L.P. or PPM America, Inc., as appropriate.


         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of each Fund.

         "Trust" means Memorial Funds

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

                        1. INVESTMENT POLICIES AND RISKS


The following discussion supplements the disclosure in the prospectuses about each Fund's investment techniques, strategies and risks.

A.       SECURITY RATINGS INFORMATION

The Funds' investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Funds hold. To limit credit risk, each Fund generally may only invest its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Subadviser to be of comparable quality. Corporate Bond Fund may invest up to 5% of its assets in securities rated below investment grade. Non-investment grade securities (commonly known as "junk bonds") have significant speculative characteristics and generally involve greater volatility of price than investment grade securities.

The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Subadviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Subadviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Subadviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Subadviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       TEMPORARY DEFENSIVE POSITION

A Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Subadviser to be of comparable quality. Certain additional Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

C.       HEDGING AND OPTION INCOME STRATEGIES

A Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase. A Fund accomplishes a hedge by purchasing options or writing (selling) covered options on securities in which it has invested or on any securities index based in whole or in part on securities in which the Fund may invest. Options may trade on an exchange or the over-the-counter market.

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in this SAI. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section 4.5 of the rules of the CFTC. Under that section, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margins and premiums required to establish such positions would exceed 5% of a Fund's net assets.

The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. Growth Equity Fund and Value Equity Fund (the "Equity Funds") may buy or sell stock index futures contracts, such as contracts on the S&P 500 stock index. The Bond Funds may buy and sell bond index futures contracts. In addition, all of the Funds may buy or sell futures contracts on Treasury bills, Treasury bonds and other financial instruments. The Funds may write covered options and buy options on the futures contracts in which they may invest.

No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, no Fund may sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund may not exceed 50% of its total assets.

These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

The Funds may write any covered options. An option is covered if, as long as a Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities with a value at all times sufficient to cover the Fund's obligation under the option.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

1.       IN GENERAL

A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security (or a cash amount equal to the value of the index) against payment of the exercise price during the option period.

A put option gives its purchaser, in return for a premium, the right to sell the underlying security (or index) at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security (or receive a cash amount equal to the value of the index), upon exercise at the exercise price during the option period.

The amount of premium received or paid for an option is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period and interest rates.

There are a limited number of options contracts on securities indices and option contracts may not be available on all securities that a Fund may own or seek to own.

Bond and stock index futures contracts are bilateral agreements in which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

COVERED CALLS AND HEDGING. Each Fund may purchase or sell (write) put and call options on securities to seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. Hedging or option income strategies include the writing and purchase of exchange-traded and over-the-counter options on individual securities or financial indices and the purchase and sale of financial futures contracts and related options. Whether or not used for hedging purposes, these investment techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Principal among such risks are: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Subadviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.

Except as otherwise noted in this SAI, the Funds will not use leverage in their options and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless at least one of the following conditions is met. A Fund owns either an offsetting ("covered") position; or it owns cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Subadviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase call options on debt securities that the Fund's Subadviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.


A Subadviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

2.       RISKS

The Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:

o Dependence on the Subadviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets.
o Imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective.
o The fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest.
o Lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.
o The possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

D.       CONVERTIBLE SECURITIES

The Funds may only invest in convertible securities that are investment grade.

1.       IN GENERAL

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

2.       RISKS

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities also are subject to the risks of debt securities: that changes in interest rates could adversely affect a convertible security's value and that an issuer may default on payments of interest or principal.

3.       VALUE OF CONVERTIBLE SECURITIES

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

E.       ILLIQUID AND RESTRICTED SECURITIES

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

1.       IN GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, purchased over-the-counter options, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Subadviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

2.       RISKS

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Subadviser to be liquid, can become illiquid.

3.       DETERMINING LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Subadviser, pursuant to guidelines approved by the Board. The Subadviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Subadviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Subadviser may determine that the securities are not illiquid.

F.       WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Government Bond Fund and Corporate Bond Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

1.       RISKS

The use of when-issued transactions and forward commitments enables Corporate Bond Fund and Government Bond Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Fund's Subadviser forecasts incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices lower than the current market values.

The Funds enter into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If a Fund subsequently chooses to dispose of its right to acquire a when-issued security or its right to deliver or receive against a forward commitment before the settlement date, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

Each Fund will establish and maintain a separate account with cash, U.S. Government Securities and other liquid securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis.

G.       MISCELLANEOUS FIXED INCOME SECURITIES

1.       U.S. GOVERNMENT SECURITIES

Corporate Bond Fund and Government Bond Fund (the "Bond Funds"), as well as Growth Equity Fund and Value Equity Fund if assuming a temporary defensive position, may invest in U.S. Government Securities including U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae").

Corporate Bond Fund also may invest in securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

2.       VARIABLE AND FLOATING RATE SECURITIES

The Bond Funds may invest in securities that pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to reduce fluctuations in its net asset value. Variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

There may not be an active secondary market for certain floating or variable rate instruments which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. A Fund's Subadviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

3.       DEMAND NOTES

The Bond Funds may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although a Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. The Subadvisers continuously monitor the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

4.       GUARANTEED INVESTMENT CONTRACTS

Corporate Bond Fund may invest in guaranteed investment contracts ("GICs"). A GIC is an arrangement with an insurance company under which the Fund contributes cash to the insurance company's general account and the insurance company credits the contribution with interest on a monthly basis. The interest rate is tied to a specified market index and is guaranteed by the insurance company not to be less than a certain minimum rate. The Fund will purchase a GIC only when the Subadviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to other instruments that the Fund may purchase.

5.       ZERO-COUPON SECURITIES

The Bond Funds may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

Corporate Bond Fund may also invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury Securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

6.       MORTGAGE-BACKED SECURITIES

The Bond Funds may invest up to 25% of their total assets in mortgage-backed securities. Government Bond Fund may only invest in mortgage-backed securities issued by the government or government-related issuers described below. Corporate Bond Fund may also invest in mortgage-backed securities of private issuers.

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

         A. GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

         B. PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. These include pass-through securities comprised of pools of conventional mortgage loans;
mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

         C. UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

         D. LIQUIDITY AND MARKETABILITY. Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

         E. AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between 5 and 12 years.

         F. YIELD CALCULATIONS. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

         G. ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

         H. COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

7.       ASSET-BACKED SECURITIES

These securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Fund may not invest more than 15% of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

                            2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a nonfundamental policy of a Fund without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

Each Fund's investment objective is fundamental. Each Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

1.       ISSUANCE OF SENIOR SECURITIES

No Fund may issue senior securities except pursuant to Section 18 of the 1940 Act and except that a Fund may borrow money subject to its investment limitation on borrowing.

2.       UNDERWRITING ACTIVITIES

No Fund may act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.


3.       CONCENTRATION

No Fund may  purchase  the  securities  of issuers  (other than U.S.  Government
Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25% or more of the value of its total assets.

4.       PURCHASES AND SALES OF REAL ESTATE

No Fund may purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

5.       PURCHASES AND SALES OF COMMODITIES

No Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

6.       MAKING LOANS

No Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements.

7.       DIVERSIFICATION

Each Fund is "diversified" as that term is defined in the 1940 Act. Accordingly, no Fund may purchase a security if, as a result; (1) more than 5% of a Fund's total assets would be invested in the securities of a single issuer; or (2) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only to 75% of a Fund's total assets and does not apply to U.S. Government Securities.


B.       NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

1.       BORROWING

No Fund's borrowings for other than temporary or emergency purposes or meeting redemption requests may exceed an amount equal to 5% of the value of the Fund's net assets.

2.       ILLIQUID SECURITIES

No Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities

3.       SHORT SALES

No Fund may make short sales of securities (except short sales against the box).

4.       PURCHASES ON MARGIN

No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

5.       UNSEASONED ISSUERS

No Fund may  invest  more than 5% of the  value of the  Fund's  total  assets in
securities  (other  than  fully   collateralized  debt  obligations)  issued  by
companies that have conducted continuous operations for less than three years.

6.       PLEDGING

No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

7.       TRUSTEES' AND OFFICERS' HOLDINGS

No Fund may invest in or hold securities of any issuer if officers and Trustees of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

8.       OIL, GAS OR MINERAL

No Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs.

                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o    The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Subadviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

A Fund's performance may be quoted in terms of yield or total return. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for all Funds, each Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period

A listing of certain performance data as of December 31, 1999 is contained in Appendix C -- Performance Data.

B.       PERFORMANCE CALCULATIONS

1.       SEC YIELD

Standardized SEC yields for a Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to you in reviewing a Fund's performance, you should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives that are insured or guaranteed.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
                  a        =        dividends and interest earned during the
                                    period
                  b        =        expenses accrued for the period (net of
                                    reimbursements)
                  c        =        the  average  daily  number of shares
                                    outstanding  during the period that were
                                    entitled to receive dividends
                  d        =        the maximum offering price per share on the
                                    last day of the period

2.       TOTAL RETURN CALCULATIONS

A Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P (1+T) n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable value:

ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period


Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

o A Fund may quote unaveraged or cumulative total returns, which reflect a Fund's performance over a stated period of time.

o Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return

The other definitions are the same as in average annual total return above


C.       OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's Subadviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Subadviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.


As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


              SYSTEMATIC                    SHARE                    SHARES
PERIOD        INVESTMENT                    PRICE                   PURCHASED
------        ----------                    -----                   ---------
   1             $100                        $10                      10.00
   2             $100                        $12                      8.33
   3             $100                        $15                      6.67
   4             $100                        $20                      5.00
   5             $100                        $18                      5.56
   6             $100                        $16                      6.25
                 ----                        ---                      ----
         TOTAL                      AVERAGE                   TOTAL
         INVESTED $600              PRICE $15.17              SHARES 41.81

In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from the Fund's Subadviser that it has for more than twenty-five years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Subadviser believes that it has been successful as a portfolio manager.

From time to time marketing materials may include a description of the Trust's "manager of managers" structure which include the selection of an investment consultant and sub-advisers and the criteria for their selection in terms of asset size, investment expertise, reputation and staffing. Marketing materials may include references to FAdS, a leading third party administrator, including its expertise, staffing and assets under administration and distribution. Marketing materials may explain that the Trust may be used as an investment vehicle in many circumstances, including a cemetery merchandise trust, funeral industry pre-need trusts, corporate retirement plans, IRAs, and other association-related trusts.

                                  4. MANAGEMENT

The business of the Trust is conducted under the direction of the Board. The officers and Trustees of the Trust may be directors, officers or employees of (and persons providing services to the Trust may include) FFS, its affiliates or affiliates of the Trust.

A.       TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST. The business and affairs of the Fund are managed under the direction of the Board in compliance with the laws of the state of Delaware. The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

NAME, ADDRESS AND AGE                     POSITION(S) WITH FUND               PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
                                                                              YEARS
Christopher W. Hamm*                      Chairman of the Board of            President, Memorial Group, Inc. since 1998
                                          Trustees,                           Executive Director, CIBC Oppenheimer 1996-98
         5847 San Felipe, Suite 4545      President                           Vice President, Paine Webber 1993-96
         Houston, Texas 77002             Valuation Committee, Member(1)
         Born:  March 1967

                                       18

John Y. Keffer*                           Trustee                             President and Director, Forum Financial
                                          Valuation Committee, Member(1)      Services, Inc. for more than five years
         Two Portland Square                                                  Director and sole shareholder (directly and
         Portland, Maine 04101                                                indirectly) Forum Financial Group LLC, which
         Born:  July 1942                                                     owns (directly or indirectly) Forum
                                                                              Administrative Services, LLC. Forum Shareholder
                                                                              Services, LLC and Forum Investment Advisers, LLC
                                                                              Officer, Director or Trustee, various funds
                                                                              managed and distributed by FAdS or FFS

Jay Brammer                               Trustee                             Executive Vice President, Gibralter Properties,
                                          Audit Committee, Member(2)          Inc., a real estate holding company, since 1995
         9000 Keystone Crossing, Suite                                        Executive Vice President, Gibraltar Mausoleum
         1000                                                                 Corp., 1980-95
         Indianapolis, Indiana 46240
         Born:  August 1957

J.B. Goodwin                              Trustee                             President, JBGoodwin Company, a comprehensive
                                          Audit Committee, Member(2)          real estate and holding company, for more than
         3933 Steck Avenue, B-101                                             five years
         Austin, Texas 78759
         Born:  December 1949

Robert Stillwell                          Trustee                             Attorney, Baker & Botts, a law firm, for more
                                          Audit Committee, Chairman(2)        than five years
         3000 One Shell Plaza
         Houston, Texas 77002
         Born:  January 1937

Ronald H. Hirsch                          Vice President and
                                          Treasurer                           Managing Director of Operations and Finance,

         Two Portland Square                                                  Forum Financial Group since 9/99
         Portland, Maine 04101                                                Member of the Board, Citibank Germany from
         Born: October 1943                                                   1991-1998


Thomas G. Sheehan                         Vice President                      Managing Director and Counsel, Forum Financial
                                                                              Group, LLC since 1993

         Two Portland Square                                                  Special Counsel, Division of Investment
         Portland, Maine 04101                                                Management SEC
         Born:  November 1954                                                 Officer, various funds managed and distributed

                                                                              by FAdS or FFS

D. Blaine Riggle                          Secretary                           Counsel, Forum Financial Group, LLC, since 1998
                                                                              Associate Counsel, Wright Express Corporation
         Two Portland Square                                                  (a Fleet credit card company), 3/97 - 1/98
         Portland, Maine 04101                                                Associate at the law firm of Friedman, Babcock
         Born:  November 1966                                                 & Gaythwaite, 1994 - 3/97
                                                                              Officer, various funds managed and distributed
                                                                              by FAdS or FFS

                                       19


Marcella A. Cote                          Assistant Secretary                 Senior Fund SpecialistForum Financial Group,
                                                                              LLC, since 1998

         Two Portland Square                                                  Budget Analyst, State of Maine Department of
         Portland, Maine 04101                                                Human Services, 2/97 - 5/98
         Born:  January 1947                                                  Project Assistant, Muskie School of Public
                                                                              Service, 1994 - 2/97
                                                                              Officer, various funds managed and distributed
                                                                              by FAdS or FFS

Dawn L. Taylor                            Assistant Treasurer                 Tax Manager, Forum Financial Group, LLC, since
                                                                              1997
         Two Portland Square                                                  Senior Tax Accountant, Purdy, Bingham &
         Portland, Maine 04101                                                Burrell, LLC, 1/97 - 10/97
         Born:  May, 1964                                                     Senior Fund Accountant, Forum Financial Group,
                                                                              LLC, 9/94 - 1/97
                                                                              Tax Consultant,  New England Financial
                                                                              Services, 6/86 - 9/94
                                                                              Officer,  various funds managed and
                                                                              distributed  by FAdS or FFS

(1) The Valuation Committee is responsible for determining and monitoring the value of the Funds' assets.
(2) The Audit Committee is responsible for meeting with the Trust's independent certified public accountants to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (c) consider the accountants' comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (d) review any form of opinion the accountants propose to render to the Trust.


B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee receives annual fees of $5,000 and $500 for each Board meeting attended and is paid $500 for each committee meeting attended on a date when a Board meeting is not held.

Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees paid to each Trustee by the Trust for the fiscal year ending December 31, 1999.

                                                              Pension or
                                                              Retirement
                                          Aggregate        Benefits Accrued    Estimated Annual          Total
                                      Compensation from    as Part of Fund       Benefits upon     Compensation from

           Name, Position                   Trust              Expenses           Retirement            Trust(1)

------------------------------------- ------------------- ------------------- -------------------- -------------------

Christopher W. Hamm*                          $0                  $0                  $0                   $0

John Y. Keffer*                               $0                  $0                  $0                   $0


Jay Brammer(2)                                $0                  $0                  $0                   $0


J.B. Goodwin                                $7000                 $0                  $0                 $7,000

Robert Stillwell                            $6,500                $0                  $0                 $6,500


(1) The Trust is not a member of a fund complex.
(2) The Trustee waived all compensation for the full fiscal year.


C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER


The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.


2.       OWNERSHIP OF ADVISER/AFFILIATIONS

The Adviser is 99% owned by Forum Trust and 1% owned by Forum Holdings Corp. I. Forum Trust is 99% owned by Forum Financial Group, LLC of which Trustee John Y. Keffer owns 98%. Forum Investment Advisors, LLC is registered as an investment adviser with the SEC under the 1940 Act.

Ronald H. Hirsch, Thomas G. Sheehan, D. Blaine Riggle, Marcella A. Cote and Dawn
L. Taylor are employed by the Adviser (or affiliates of the Adviser).

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in a Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from a client.

Table 1 in Appendix B shows the dollar amount of the fees paid by the Trust to the Adviser, the amount of the fee waived by the Adviser and the actual fee received by the Adviser. The Adviser has agreed to waive fees as shown in Appendix B.

Each Fund pays Memorial Group, Inc. ("Memorial Group"), a shareholder service fee of 0.25% of the Fund's average daily net assets for the provision of administrative and shareholder relations services. Memorial Group may pay all or a portion of the shareholder servicing fee to other entities, which may be affiliated persons of Memorial Group or of a Fund, for providing services to specified shareholders.


4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice to the Adviser when authorized either by vote of a majority of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice to the Trust. The agreement will terminate immediately upon its assignment.

5.       SUBADVISERS

To assist the Adviser in carrying out its responsibility, the Adviser has retained the following Subadvisers to render advisory services and make daily investment decisions for each Fund pursuant to investment subadvisory agreements with the Adviser (the "Subadvisory Agreements").

           The Northern Trust Company ("NTC"), 50 South LaSalle Street, Chicago, Illinois 60675, manages the portfolio of GOVERNMENT BOND FUND. NTC is a wholly-owned subsidiary of Northern Trust Corporation, a Delaware corporation that was incorporated in 1889. NTC is exempt from registration as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"). For its services, NTC receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.20% of the Fund's average daily net assets.

           Conseco  Capital  Management,  Inc.  ("CCM"),  11825 N.  Pennsylvania
           Street, Carmel, Indiana 46032, manages the portfolio of CORPORATE BOND FUND. CCM is a Delaware corporation that was organized in 1981 and is registered as an investment adviser under the Advisers Act. CCM is a wholly-owned subsidiary of Conseco, Inc., a financial services holding company that owns or controls several life insurance companies. For its services, CCM receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.20% of the Fund's average daily net assets.


           Davis Hamilton Jackson & Associates, L.P. ("DHJA"), Two Houston Center, 909 Fannin Street, Suite 550, Houston, Texas 77010, manages the portfolio of GROWTH EQUITY FUND. DHJA is a limited partnership formed under the laws of Delaware that is registered as an investment adviser under the Advisers Act. Affiliated Investment Managers Group, Inc. ("AMG"), a holding company that invests in investment management firms, owns an interest in DHJA. The Executive Committee of DHJA, comprised of Robert C. David and Jack R. Hamilton, is deemed to control DHJA. AMG does not participate in the day-to-day management or the investment process of DHJA. For its services, DHJA receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.30% of the Fund's average daily net assets.

           PPM America, Inc.("PPM"), 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, manages the portfolio of VALUE EQUITY FUND. On March 30, 2000, pursuant to a vote of the Board of Trustees of the Trust, PPM became the sub-adviser to the Fund under an interm sub-advisory agreement. Fund shareholders will meet on May 31, 2000 to decide whether to approve an investment sub-advisory agreement between the Trust, Forum Investment Advisors, LLC and PPM (the "PPM Agreement"). If the Fund's shareholders approve the PPM Agreement, PPM will remain the investment sub-adviser to the Fund. PPM is a Delaware corporation that was organized in 1990 and is registered as an investment adviser under the Advisers Act. PPM is an indirect wholly owned subsidiary of Prudential plc, a UK financial services company. For its services,PPM receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.30% of the Fund's average daily net assets.


The Adviser pays a fee to each of the Subadvisers. These fees do not increase the fees paid by shareholders of the Funds. The amount of the fees paid by the Adviser to each Subadviser may vary from time to time as a result of periodic negotiations with the Subadviser regarding such matters as the nature and extent of the services (other than investment selection and order placement activities) provided by the Subadviser to the Fund, the increased cost and complexity of providing services to the Fund, the investment record of the Subadviser in managing the Fund and the nature and magnitude of the expenses incurred by the Subadviser in managing the Fund's assets and by the Adviser in overseeing and administering management of the Fund. However, the contractual fee payable by each Fund to the Adviser for investment advisory services will not vary as a result of those negotiations.

The Adviser performs internal due diligence on each Subadviser and monitors each Subadviser's performance using its proprietary investment adviser selection and monitoring process. The Adviser will be responsible for communicating performance targets and evaluations to Subadvisers, supervising each Subadviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Subadvisers to engage in certain investment techniques for the Fund, and recommending to the Board of Trustees whether sub-advisory agreements should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board replace one or more Subadvisers or appoint additional Subadvisers, depending on the Adviser's assessment of what combination of Subadvisers it believes will optimize each Fund's chances of achieving its investment objectives. The sub-advisory agreements with respect to the Funds are nearly identical to the Adviser's agreement, except for the fees payable and certain other non-material matters.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS, the Adviser and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.


2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party and with respect to each class of a Fund for which there is an effective Plan, Trustees who do not have any direct or indirect financial interest in any such Plan applicable to the class or in any agreement to the Plan.

FFS's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority the Fund's outstanding shareholders or by a vote of a majority of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against any and all claims and expenses in any way related to FFS's actions (or failures to act) that are consistent with FFS's contractual standard of care. This means that as long as FFS satisfies its contractual duties, the Trust is responsible for the costs of: (1) defending FFS against claims that FFS breached a duty it owed to the Trust; and (2) paying judgments against FFS. The Trust is not required to indemnify FFS if the Trust does not receive written notice of and reasonable opportunity to defend against a claim against FFS in the Trust's own name or in the name of FFS.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or, in the case of Institutional shares, distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. When purchasing shares of the Fund in this manner, you should acquaint yourself with your institution's procedures and should read the Prospectus and this SAI in conjunction with any materials and information provided by your institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives fees from each Fund at an annual rate as follows: 0.15% of the average daily net assets under $150 million of each Fund and 0.10% of the average daily net assets over $150 million of each Fund. Notwithstanding the above, the minimum fee per Fund shall be $30,000 per year ($2,500 per month). The fees are accrued daily by the Funds and are paid monthly in arrears on the first day of each calendar month for services performed under the agreement during the prior calendar month.


Table 2 in Appendix B shows the dollar amount of the fees paid by the Trust to FAdS, the amount of the fee waived by FAdS and the actual fee received by FAdS.


FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice. Under the agreement, FAdS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.


EXPENSE LIMITATIONS. FAdS and Memorial Group, Inc. have undertaken to assume certain expenses of the Funds (or waive its fees). This undertaking is designed to place a maximum limit on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of: (1) 1.00% of the average daily net assets of the Institutional Class of each Equity Fund; and (2) 0.75% of the average daily net assets of the Institutional Class of Government Bond Fund, 0.75% of the average daily net assets of the Institutional Class of Corporate Bond Fund.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class) and preparing the Funds' financial statements and tax returns.

For its services, FAcS receives fees from each Fund at an annual rate of $36,000 plus certain share class charges. FAcS is paid additional surcharges of $12,000 per year for each additional share class of the Fund above one. The fees are accrued daily by the Funds and are paid monthly based on the transactions and positions for the previous month.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Trust to FAcS, the amount of the fee waived by FAcS and the actual fee received by FAcS.

FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice. Under the agreement, FAcS is not liable any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation) or any loss to a shareholder if the NAV difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account is less than or equal to $10.00. In addition, in calculating NAV per share FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, the Transfer Agent receives a fee from each Fund at an annual rate of $24,000 for the first share class, $12,000 per additional share class and $25.00 per shareholder account. The fees are accrued daily by the Funds and are paid monthly in arrears. Table 4 in Appendix B shows the dollar amount of the fees paid by the Trust to the Transfer Agent, the amount of the fee waived by the Transfer Agent and the actual fee received by the Transfer Agent.


The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to a Fund on 60 days' written notice. Under the agreement, the Transfer Agent is not liable for any act or omission in the performance of its duties to a Fund, except for willful misconduct, bad faith or gross negligence in the performance of its duties under the agreement.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Investors Bank & Trust Company safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ foreign subcustodians to provide custody of a Fund's foreign assets. The Custodian is located at 200 Clarendon Street, Boston, Massachusetts 02105.

For its services, the Custodian receives a fee from each Fund at an annual rate as follows: (1) 0.02% of the average daily net assets of the Fund for the first $100 million in Fund assets; (2) 0.015% of the average daily net assets of the Fund for the next $100 million in Fund assets; and (3) 0.001% of the average daily net assets of the Fund for remaining Fund assets. The Custodian is also paid certain transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Trust are passed upon by the law firm of Seward & Kissel LLP, 1200 G Street, NW, Washington, DC 20005.

6.       INDEPENDENT AUDITORS


KPMG LLP, independent auditors, 99 High Street, Boston, MA 02110, have been selected as auditors for each Fund. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of each Fund and each Fund's tax returns.


                            5. PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Subadviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Subadviser will utilize the services of others.

Purchases of securities from underwriters include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions with respect to each Fund. The data presented are for the past three fiscal years or a shorter period if the Fund has been in operation for a shorter period, except as otherwise noted. The table also indicates the reason for any material change in the last two years in the amount of brokerage commissions paid by a Fund.

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

Each Subadviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Subadviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by a Subadviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

 Each Subadviser seeks "best execution" for all portfolio transactions. This means that the Subadvisers seek the most favorable price and execution available. A Subadviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Subadviser of each Fund takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Subadviser's duties, the Subadviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund; and (2) take into account payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

2.       OBTAINING RESEARCH FROM BROKERS

Each Subadviser may give consideration to research services furnished by brokers to the Subadviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Subadviser's own internal research and investment strategy capabilities. This research may be used by the Subadviser in connection with services to clients other than the Funds, and not all research services may be used by the Subadviser in connection with the Funds. The Subadviser's fees are not reduced by reason of the Subadviser's receipt of research services.

Each Subadviser has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Subadviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, a Subadviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done it will be because of the Subadviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Subadvisers' brokerage commissions for research are for economic research on specific companies or industries, and since the Subadvisers are involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Funds' shareholders.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by a Subadviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Subadviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, a client may direct a Subadviser to use a broker or dealer of the client's choice. If the client directs the Subadviser to use a particular broker, the Subadviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among these clients.

3.       COUNTERPARTY RISK

Each Subadviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The Subadvisers do not effect brokerage transactions through affiliates of the Adviser or Subadviser (or affiliates of those persons).


5.       OTHER ACCOUNTS OF THE ADVISER OR SUBADVISER

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by a Subadviser. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Subadviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Fund's Subadviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.


D.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. During the past fiscal year, there were no regular brokers and dealers for any Fund.

                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


A.       GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share.

Fund shares are normally issued for cash only. In the Adviser or Subadviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SECdetermines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       REDEMPTION-IN-KIND


Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Trust determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.


D.       NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.


SHAREHOLDER SERVICES

RETIREMENT ACCOUNTS. The Funds may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at 1-888-263-5593 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $2,000 annually to an IRA. Only contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you (or you and your spouse) have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $160,000.

This information on IRAs is based on regulations in effect as of January 1, 1999 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

EXCHANGES

By making an exchange by telephone, you authorize the Transfer Agent to act on telephonic instructions believed by the Transfer Agent to be genuine instructions from any person representing himself or herself to be you. The records of the Transfer Agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

You may purchase, with the proceeds from a redemption of all or part of their shares, shares of the same Fund of the Trust or a designated class of Daily Assets Government Fund, a money market fund of Forum Funds.

                                  7. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.


This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.


The tax year-end of each Fund is December 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

Each Fund generally intends to operate in a manner such that it will not be liable for federal income tax.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to shareholders as ordinary income. In the case of Growth Equity Fund and Value Equity Fund, a portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares. These distributions do not qualify for the dividends-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Shareholders purchasing shares of a Fund just prior to the ex-dividend date of a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS TRANSACTIONS

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally is considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts, which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of Section 1256 contracts.

If a Fund invests in the securities of foreign issuers, the Fund's income may be subject to foreign withholding taxes.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if elected by the Fund) of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gains from a Fund.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.

                                8. OTHER MATTERS

GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the State of Delaware on November 26, 1997. The Trust has operated under that name and as an investment company since that date.


The Trust is registered with the SEC as an open-end, management investment company (a "mutual fund") under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


o Institutional Shares of each of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund.


Prior to February 29, 2000, the Trust consisted of the following additional shares of beneficial interest:


o Trust Shares of each of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund.

On February 28, 2000, existing Trust Shares were reclassified as Institutional Shares of beneficial interest.


Each Fund is a series of Memorial Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or Memorial Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

Each Fund reserves the right to invest in one or more other investment companies in a Core and Gateway(R) structure.

The Trust and each Fund will continue indefinitely until terminated.

Not all Funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's availability.


The Trust, the Adviser, the Subadvisers, and FFS have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Funds and personnel of the Funds, the Adviser, the Subadvisers and FFS. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Funds.


2.       SHAREHOLDER VOTING AND OTHER RIGHTS


Each share of each series of the Trust has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Generally, shares will be voted separately by individual series except: (1) when required by applicable law, shares shall be voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such series shall be entitled to vote thereon. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.


All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

A shareholder or shareholders representing 33 1/3% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or Fund) for any purpose related to the Trust (or Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

3.       CERTAIN REORGANIZATION TRANSACTIONS


The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval: (1) cause the Trust or any Fund to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another company registered as an open-end, management investment company under the 1940 Act, or a series thereof: (2) cause any or all shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (3) cause the Trust to incorporate or organize under the laws of any state, commonwealth, territory, dependence, colony or possession of the United States of America or in any foreign jurisdiction.


B.       FUND OWNERSHIP

As of March 31, 2000, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each Fund (or of the Trust), the table reflects "N/A" for not applicable.

                                                       PERCENTAGE OF SHARES
 FUND (OR TRUST)                                              OWNED
 ---------------                                              -----
 The Trust                                                     N/A
 Government Bond Fund                                          N/A
 Corporate Bond Fund                                           N/A
 Growth Equity Fund                                            N/A
 Value Equity Fund                                             N/A

Also as of that date, certain shareholders of record owned 5% or more of each Fund. Shareholders known by a Fund to own beneficially 5% or more ofthe Fund are listed in Table 6 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of April 1, 2000, the following persons beneficially owned 25% or more of the shares of a Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION
                                                                                             PERCENTAGE OF
                                                                                             SHARES OWNED
SHAREHOLDER                                            FUND (OR TRUST)

Southwest Guaranty Trust Company                       Government Bond Fund                  45.04%
Southwest Guaranty Trust Company                       Value Equity Fund                     26.88%


C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond, note or contract, or other undertaking entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument (the document that governs the operation of the Trust) provides that the shareholder, if held to be personally liable solely by reason of being or having seen a shareholder of such series, shall be entitled out of the assets the applicable series' property to be held harmless from and indemnified against all losses and expenses arising from such liability. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders for any act, omission or obligation of the Trust or any Trustee. In addition, the Trust Instrument provides that the Trustees shall not be liable for any act, omission or any conduct whatsoever in his capacity as a Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended December 31, 1999 included in the Annual Report to shareholders of the Trust are incorporated herein by reference. These financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditors' report.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)


1.       MOODY'S INVESTORS SERVICE

  AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation  rated BBB exhibits  adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Debt.

AA+       High credit quality. Protection factors are strong. Risk is modest but
AA        may vary slightly from time to time because of economic conditions.

A+,A,     Protction factors are average but adequate.  However,  risk factors
A-        are more variable in periods of greater economic stress.

BBB+      Below-average  protection factors but still considered  sufficient for
BBB       prudent investment.  Considerable  variability in risk during economic
BBB-      cycles.

BB+       Below  investment  grade deemed likely to meet  obligations  when due.
BB        Present  or  prospective   financial   protection   factors  fluctuate
BB- according to industry conditions. Overall quality may move up or down frequently within this category.

B+        Below  investment  grade and possessing risk that  obligations will be
B         met when due.  Financial  protection  factors  will  fluctuate  widely
B- according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequesnt changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.


4.       FITCH IBCA, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,       High default risk. Default is a real possibility.  Capacity for
CC, C meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD,       Default. Securities  are  not  meeting  current  obligations  and are
DD, D extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securitie involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% -90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

AAA An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB,         Preferred stock rated BB, B, and CCC is regarded, on balance,
B,          as predominantly  speculative with respect to the issuer's  capacity
CCC         to pay preferred stock  obligations.  BB indicates the lowest degree of  speculation  and CCC the highest.  While such issues will likely
            have   some   quality   and   protective   characteristics,    large
            uncertainties or major risk exposures to adverse conditions outweigh these.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C           A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                o    Leading market positions in well-established industries.
                o    High rates of return on funds employed.
                o    Conservative   capitalization   structure   with   moderate
                     reliance on debt and ample asset protection.
                o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  NOT PRIME     Issuers  rated  Not  Prime do not fall  within  any of the Prime rating categories.

STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                        APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES


The following tables show the dollar amount of fees paid to the Adviser with respect to each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.

                                                         ADVISORY FEE      ADVISORY FEE WAIVED       ADVISORY FEE

GOVERNMENT BOND FUND                                         PAID                                      RETAINED


Institutional Shares
     Year Ended December 31, 1999                          $154,352              $44,740               $109,612
     Period March 30, 1998-December 31, 1998               $99,857               $42,530               $57,327
Trust Shares
     Period March 30, 1998-December 31, 1998                 $75                   $40                   $35

                                                         ADVISORY FEE          ADVISORY FEE          ADVISORY FEE

CORPORATE BOND FUND                                          PAID                 WAIVED               RETAINED


Institutional Shares
     Year Ended December 31, 1999                          $332,876              $96,486               $236,390
     Period March 26, 1998-December 31, 1998               $266,091              $118,031              $148,060

                                                         ADVISORY FEE          ADVISORY FEE          ADVISORY FEE

GROWTH EQUITY FUND                                           PAID                 WAIVED               RETAINED


Institutional Shares
     Year Ended December 31, 1999                          $141,611              $24,853               $116,758
     Period March 30, 1998-December 31, 1998               $82,725               $31,022               $51,703
Trust Shares
     Year Ended December 31, 1999                           $1,791                 $310                 $1,481
     Period March 30, 1998-December 31, 1998                 $881                  $341                  $540

                                                         ADVISORY FEE          ADVISORY FEE          ADVISORY FEE

VALUE EQUITY FUND                                            PAID                 WAIVED               RETAINED


Institutional Shares
     Year Ended December 31, 1999                          $131,299              $22,597               $108,702
     Period March 30, 1998-December 31, 1998               $70,265               $26,411               $43,854
Trust Shares
     Year Ended December 31, 1999                           $1,261                 $219                 $1,042
     Period March 30, 1998-December 31, 1998                 $793                  $309                  $484

TABLE 2 - ADMINISTRATION FEES


The following tables show the dollar amount of fees paid to FAdS with respect to each Fund.


                                                      ADMINISTRATION FEE

GOVERNMENT BOND FUND                                         PAID


Institutional Shares
     Year Ended December 31, 1999                          $100,664
     Period March 30, 1998-December 31, 1998               $52,647
Trust Shares
     Period March 30, 1998-December 31, 1998                 $32

                                                      ADMINISTRATION FEE

CORPORATE BOND FUND                                          PAID


Institutional Shares
     Year Ended December 31, 1999                          $216,654
     Period March 26, 1998-December 31, 1998               $135,972

                                                      ADMINISTRATION FEE

GROWTH EQUITY FUND                                           PAID


Institutional Shares
     Year Ended December 31, 1999                          $60,690
     Period March 30, 1998-December 31, 1998               $31,021
Trust Shares
     Year Ended December 31, 1999                            $768
     Period March 30, 1998-December 31, 1998                 $324

                                                      ADMINISTRATION FEE

VALUE EQUITY FUND                                            PAID


Institutional Shares
     Year Ended December 31, 1999                          $56,271
     Period March 30, 1998-December 31, 1998               $26,313
Trust Shares
     Year Ended December 31, 1999                            $541
     Period March 30, 1998-December 31, 1998                 $290

TABLE 3 - ACCOUNTING FEES


The following tables show the dollar amount of fees paid to FAcS with respect to each Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

                                                     ACCOUNTING FEE PAID      ACCOUNTING FEE        ACCOUNTING FEE

GOVERNMENT BOND FUND                                                              WAIVED               RETAINED

Institutional Shares
     Year Ended December 31, 1999                          $39,000                  $0                 $39,000
     Period March 30, 1998-December 31, 1998               $27,637                $2,909               $24,728
Trust Shares
     Period March 30, 1998-December 31, 1998                 $621                  $155                  $466


                                                     ACCOUNTING FEE PAID      ACCOUNTING FEE        ACCOUNTING FEE

CORPORATE BOND FUND                                                               WAIVED               RETAINED

Institutional Shares
     Year Ended December 31, 1999                          $57,000                  $0                 $57,000
     Period March 26, 1998-December 31, 1998               $31,581                  $0                 $31,581


                                                     ACCOUNTING FEE PAID      ACCOUNTING FEE        ACCOUNTING FEE

GROWTH EQUITY FUND                                                                WAIVED               RETAINED

Institutional Shares
     Year Ended December 31, 1999                          $50,364                  $0                 $50,364
     Period March 30, 1998-December 31, 1998               $35,110                $2,827               $32,283
Trust Shares
     Year Ended December 31, 1999                            $636                   $0                   $636
     Period March 30, 1998-December 31, 1998                $1,148                 $237                  $911


                                                     ACCOUNTING FEE PAID      ACCOUNTING FEE        ACCOUNTING FEE

VALUE EQUITY FUND                                                                 WAIVED               RETAINED

Institutional Shares
     Year Ended December 31, 1999                          $50,515                  $0                 $50,515
     Period March 30, 1998-December 31, 1998               $35,108                $2,829               $32,279
Trust Shares
     Year Ended December 31, 1999                            $485                   $0                   $485
     Period March 30, 1998-December 31, 1998                $1,150                 $236                  $914



                                      B-3


TABLE 4 - TRANSFER AGENCY FEES


The following tables show the dollar amount of shareholder service fees paid to the Transfer Agent with respect to Shares of each Fund, the amount of fee that was waived by Transfer Agent, if any, and the actual fee received by Transfer
Agent.


                                                     TRANSFER AGENCY FEE   TRANSFER AGENCY FEE   TRANSFER AGENCY FEE

GOVERNMENT BOND FUND                                         PAID                 WAIVED               RETAINED


Institutional Shares
     Year Ended December 31, 1999                          $24,601                  $0                  24,601
     Period March 30, 1998-December 31, 1998               $19,899                  $0                 $19,899
Trust Shares
     Period March 30, 1998-December 31, 1998                 $474                  $474                   $0

                                                     TRANSFER AGENCY FEE   TRANSFER AGENCY FEE   TRANSFER AGENCY FEE

CORPORATE BOND FUND                                          PAID                 WAIVED               RETAINED


Institutional Shares
     Year Ended December 31, 1999                          $25,020                  $0                  25,020
     Period March 26, 1998-December 31, 1998               $19,851                  $0                 $19,851

                                                     TRANSFER AGENCY FEE   TRANSFER AGENCY FEE   TRANSFER AGENCY FEE

GROWTH EQUITY FUND                                           PAID                 WAIVED               RETAINED


Institutional Shares
     Year Ended December 31, 1999                          $36,083                  $0                 $36,083
     Period March 30, 1998-December 31, 1998               $27,454                  $0                 $27,454
Trust Shares
     Year Ended December 31, 1999                            $675                   $0                   $675
     Period March 30, 1998-December 31, 1998                $1,020                 $765                  $255

                                                     TRANSFER AGENCY FEE   TRANSFER AGENCY FEE   TRANSFER AGENCY FEE

VALUE EQUITY FUND                                            PAID                 WAIVED               RETAINED


Institutional Shares
     Year Ended December 31, 1999                          $36,137                  $0                 $36,137
     Period March 30, 1998-December 31, 1998               $27,432                  $0                 $27,432
Trust Shares
     Year Ended December 31, 1999                            $489                   $0                   $489
     Period March 30, 1998-December 31, 1998                $1,011                 $760                  $251

 TABLE 5 - COMMISSIONS

The following table shows the aggregate brokerage commissions with respect to each Fund that incurred brokerage costs. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

                              AGGREGATE COMMISSION
FUND                                                  PAID

Government Bond Fund

     Year Ended December 31, 1999                      $0
     Period Ended December 31, 1998                    $0

Corporate Bond Fund

     Year Ended December 31, 1999                      $0
     Period Ended December 31, 1998                    $0

Growth Equity Fund

     Year Ended December 31, 1999                    $71,000
     Period Ended December 31, 1998                  $76,818

Value Equity Fund

     Year Ended December 31, 1999                    $75,000
     Period Ended December 31, 1998                  $46,000

TABLE 6 - 5% SHAREHOLDERS


The following table lists the persons who owned of record 5% or more of the outstanding shares of a Fund as of March 31, 2000.

FUND                            NAME AND ADDRESS                                     SHARES                   % OF FUND

Government Bond Fund            Southwest Guaranty Trust Company                    3,302,288.073               45.04
                                10411 Westheimer Suite 200
                                Houston, TX  77042

                                Southwest Guaranty Trust Company                    1,324,341.280               18.06
                                10411 Westheimer Suite 200
                                Houston, TX  77042

                                CNOM & Co.                                            555,706.456                7.58
                                C/O Nationsbank
                                P.O. Box 831575
                                Dallas, TX  75283-1575

                                First Union National Bank                             541,821.790                7.39
                                1525 West Wt. Harris Blvd. #1151
                                Charlottle, NC  28288

                                Miter & Co.                                           452,735.295                6.17
                                C/O Marshall & Ilsley Trust Co.
                                P.O. Box 2977
                                Milwaukee, WI  53202-2977

                                Wells Fargo                                           433,900.134                5.92
                                FBO Cemetary Merchandise Trust
                                P.O. Box 9800
                                Calabasas, CA  91302

Corporate Bond Fund             Miter & Co.                                         2,856,929.942               17.57
                                C/O Marshall & Ilsley Trust Co.
                                P.O. Box 2977
                                Milwaukee, WI  53202-2977

                                First Union National Bank                           2,582,095.381               15.88
                                1525 West Wt. Harris Blvd. #1151
                                Charlotte, NC  28288

                                Southwest Guaranty Trust Company                    2,362,452.587               14.53
                                10411 Westheimer Suite 200
                                Houston, TX  77042

                                Southwest Guaranty Trust Company                    1,682,667.093               10.35
                                10411 Westheimer Suite 200
                                Houston, TX  77042

                                Var & Co.                                           1,154,351.456                7.10
                                C/O US Bank National Association
                                P.O. Box 64010
                                St. Paul, MN  55164-0010


                                      B-6

FUND                            NAME AND ADDRESS                                          SHARES            % OF FUND


                                First Union National Bank                             999,154.411                6.15
                                1525 West Wt. Harris Blvd. #1151
                                Charlottle, NC  28288

                                Var & Co.                                             883,454.332                5.43
                                C/O US Bank National Association
                                P.O. Box 64010
                                St. Paul, MN  55164-0010

Growth Equity Fund              Southwest Guaranty Trust Company                      770,479.766               24.90
                                10411 Westheimer Suite 200
                                Houston, TX  77042

                                Miter & Co.                                           566,101.612               18.30
                                C/O Marshall & Ilsley Trust Co.
                                P.O. Box 2977
                                Milwaukee, WI  53202-2977

                                Var & Co.                                             448,994.872               14.51
                                C/O US Bank National Association
                                P.O. Box 64010
                                St. Paul, MN  55164-0010

                                First Union National Bank                             437,855.025               14.51
                                1525 West Wt. Harris Blvd. #1151
                                Charlottle, NC  28288

                                Var & Co.                                             236,480.161                7.64
                                C/O US Bank National Association
                                P.O. Box 64010
                                St. Paul, MN  55164-0010

                                Southwest Guaranty Trust Company                      218,412.886                7.06
                                10411 Westheimer Suite 200
                                Houston, TX  77042

Value Equity Fund               Southwest Guaranty Trust Company                    1,051,112.658               26.88
                                10411 Westheimer Suite 200
                                Houston, TX  77042

                                Miter & Co.                                           661,145.320               16.91
                                C/O Marshall & Ilsley Trust Co.
                                P.O. Box 2977
                                Milwaukee, WI  53202-2977

                                Var & Co.                                             616,252.549               15.76
                                C/O US Bank National Association
                                P.O. Box 64010
                                St. Paul, MN  55164-0010

                                First Union National Bank                             498,098.195               12.74
                                1525 West Wt. Harris Blvd. #1151
                                Charlottle, NC  28288


                                      B-7

FUND                            NAME AND ADDRESS                                     SHARES            % OF FUND


                                Var & Co.                                             322,072.854                8.24
                                C/O US Bank National Association
                                P.O. Box 64010
                                St. Paul, MN  55164-0010

                                Southwest Guaranty Trust Company                      308,696.620                7.90
                                10411 Westheimer Suite 200
                                Houston, TX  77042


                          APPENDIX C - PERFORMANCE DATA

TABLE 1 - YIELDS

For the 30-day period ended December 31, 1999, the annualized yield of Institutional Shares of Government Bond Fund and Corporate Bond Fund was as follows.


GOVERNMENT BOND FUND                YIELD

     Institutional Shares           5.52%


CORPORATE BOND FUND                 YIELD

     Institutional Shares           6.88%

TABLE 2 - TOTAL RETURNS


The average annual total return of each class of each Fund for the period ended December 31, 1999, was as follows.

NON STANDARDIZED RETURNS (WITHOUT A SALES LOAD)
                                                  CALENDAR
GOVERNMENT BOND           ONE MONTH   THREE        YEAR TO    ONE YEAR    THREE       FIVE YEARS  TEN          SINCE
FUND                                  MONTHS        DATE                  YEARS                   YEARS     INCEPTION

Institutional Shares        -0.71%     -0.58%      -2.39%      -2.39%       N/A         N/A        N/A        3.03%

                                                  CALENDAR
CORPORATE BOND            ONE MONTH   THREE        YEAR TO    ONE YEAR    THREE       FIVE YEARS  TEN          SINCE
FUND                                  MONTHS       DATE                   YEARS                  YEARS     INCEPTION


Institutional Shares      -0.53%      -0.46%       -1.77%      -1.77%       N/A         N/A        N/A        3.13%


                                                   CALENDAR
GROWTH EQUITY             ONE MONTH    THREE        YEAR TO    ONE YEAR   THREE       FIVE YEARS  TEN          SINCE
FUND                                   MONTHS       DATE                  YEARS                  YEARS     INCEPTION

Trust Shares                7.69%       16.69%      24.56%      24.56%      N/A         N/A        N/A       26.06%
Institutional Shares        7.48%       16.32%      24.44%      24.44%      N/A         N/A        N/A       26.23%

                                                   CALENDAR
VALUE EQUITY              ONE MONTH    THREE        YEAR TO    ONE YEAR   THREE       FIVE YEARS  TEN          SINCE
FUND                                   MONTHS       DATE                  YEARS                  YEARS     INCEPTION

Trust Shares                3.46%       2.25%       -3.75%      -3.75%      N/A         N/A        N/A        -6.73%
Institutional Shares        3.20%       1.88%       -3.96%      -3.96%      N/A         N/A        N/A        -6.67%

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Copy of the Trust Instrument of the Registrant dated November 25, 1997 (see Note 1).

(b)      Not Applicable.

(c)      See Sections 2.02, 2.04 and 2.06 of the Trust Instrument filed as
         Exhibit (a).


(d)(1) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC dated March 13, 1998 as amended June 29, 1999 (see Note 2).

   (2) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and PPM America, Inc. dated March 30, 2000 (filed herewith).

   (3) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and Conseco Capital Management, Inc. dated March 13, 1998 (see Note 2).

   (4) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and Davis Hamilton Jackson & Associates, L.P. dated March 13, 1998 (see Note 2).

   (5) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and The Northern Trust Company dated March 13, 1998
         (see Note 2).

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of May 1, 1999 (see Note 2).

(f)      None.

(g)(1) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated March 13, 1998 (see Note 2).

   (2) Form of Custodian Agreement between Registrant and Investors Bank & Trust Company (see Note 3).

(h)(1)   Administration   Agreement   between   Registrant  and  Forum
         Administrative Services, LLC dated March 13, 1998 (see Note 2).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated March 13, 1998 (see Note 2).

   (3) Shareholder Service Agreement between Registrant and Memorial Group, Inc., dated June 29, 1999 (see Note 3).

   (4) Securities Lending Agency Agreement between Registrant and Investors Bank & Trust Company dated January 31, 2000 (see Note 3).


(i)(1)   Opinion of counsel to Registrant (see Note 4).

   (2)   Consent of Seward & Kissel, LLP (see Note 2).

(j)      Consent of independent auditors (filed herewith).

(k)      None.


(l) Investment Representation letter of original purchaser of shares of Registrant (see Note 4).

(m)      Rule 12b-1 Plan  (see Note 5).


(n)      18f-3 Plan adopted by Registrant (see Note 2).


(p)  (1) Code of Ethics adopted by Registrant (filed herewith).

     (2) Joint Code of Ethics adopted by Forum Investment Advisors, LLC and Forum Fund Services, LLC (filed herewith).

     (3) Code of Ethics adopted by PPM America, Inc. (filed herewith).

     (4) Code of Ethics adopted by Conseco Capital Management, Inc. (filed herewith).

     (5) Code of Ethics adopted by Davis Hamilton Jackson & Associates, L.P. (filed herewith).

     (6) Code of Ethics adopted by The Northern Trust Company (filed herewith).


Other Exhibits:


         Power of Attorney of Jay Brammer (see Note 4).

         Power of Attorney of J.B. Goodwin (see Note 4).

         Power of Attorney of Christopher W. Hamm (see Note 4).

         Power of Attorney of Robert Stillwell (see Note 4).

         Power of Attorney of John Y. Keffer (see Note 4).


---------------
Note:

1 Exhibit incorporated by reference as filed in initial N-1A on December 4, 1997, accession number 0001004402-97-000244.

2 Exhibit incorporated by reference as filed in post-effective amendment number 4 on April 29, 1999, accession number 0001004402-99-000244.


3 Exhibit incorporated by reference as filed in post-effective amendment number 7 on March 1, 2000, accession number 0001004402-00-000158.


4 Exhibit incorporated by reference as filed in post-effective amendment number 1 on March 18, 1998, accession number 0001004402-98- 000197.

5 Exhibit incorporated by reference as filed in pre-effective amendment number 2 on March 4, 1998, accession number 0001004402-98-000161.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 25.  INDEMNIFICATION

SECTION 10.02 of the Registrant's Trust Instrument provides as follows:

SECTION 10.02  INDEMNIFICATION.

        (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


         (b) No indemnification shall be provided hereunder to a Covered Person:
         (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.


         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this
         Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

Section 4 of the Investment Advisory Agreements provides in substance as follows:

SECTION 4.  STANDARD OF CARE

         The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and except as otherwise provided by law.

Section 3 of the Administration Agreement provides as follows:

SECTION 3.  STANDARD OF CARE AND RELIANCE

         (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of Forum's duties or obligations under this Agreement or by reason of Forum's reckless disregard of its duties and obligations under this Agreement.

         (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, ("Forum Indemnitees") against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(d) (a "Claim"). The Trust shall not be required to indemnify any Forum Indemnitee if, prior to confessing any Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Forum Indemnitee.

         (c) Forum agrees to indemnify and hold harmless the Trust, its employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of Forum's actions taken or failures to act with respect to a Fund that are not consistent with the standard of care set forth in Section 3(a). Forum shall not be required to indemnify the Trust if, prior to confessing any Claim against the Trust, the Trust does not give Forum written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Trust.

         (d) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

              (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to Forum, and upon statements of accountants, brokers and other persons reasonably believed in good faith by Forum to be experts in the matter upon which they are consulted;

              (ii) any oral instruction which it receives and which it reasonably believes in good the person or persons transmitted faith authorized by the Board to give such oral instruction. Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction;

              (iii) any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

              (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties; and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

              (e) Forum shall not be liable for the errors of other service providers to the Trust including the errors of printing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

Sections 7 and 8 of the Distribution Agreement provide:

SECTION 7.  STANDARD OF CARE

         (a) The Distributor shall use its best judgment and reasonable efforts in rendering services to the Trust under this Agreement but shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by the Distributor in writing. The Distributor shall not be liable to the Trust or any of the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the Distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the Distributor's duties or obligations under this Agreement or by reason or the Distributor's reckless disregard of its duties and obligations under this Agreement

         (b) The Distributor shall not be liable for any action taken or failure to act in good faith reliance upon:

              (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to the Distributor;

              (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction (the Distributor shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction);

              (iii) any written instruction or certified copy of any resolution of the Board, and the Distributor may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by the Distributor to have been validly executed; or

              (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by the Distributor to be genuine and to have been signed or presented by the Trust or other proper party or parties; and the Distributor shall not be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which the Distributor reasonably believes in good faith to be genuine.

         (c) The Distributor shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent the Distributor's obligations hereunder are to oversee or monitor the activities of third parties, the Distributor shall not be liable for any failure or delay in the performance of the Distributor's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with the Distributor.

SECTION 8.  INDEMNIFICATION

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

              (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

              (ii) any act of, or omission by, Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC

         The descriptions of Forum Investment Advisors, LLC under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information relating to Government Bond Fund, Corporate Bond Fund, Value Equity Fund and Growth Equity Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC, Member.

         Both Forum Holdings Corp. I. and Forum Trust are controlled indirectly by John Y. Keffer, President of Forum Trust and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              General Counsel                     Forum Financial Group, LLC
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies
         .................................... ................................... ..................................

         John F. Burns                        Director                            Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              Director                            Forum Financial Group, LLC
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies
         ...........................................................................................................


         .................................... ................................... ..................................

         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              Corporate Counsel                   Forum Financial Group, LLC
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies


(b)      The Northern Trust Company

         The descriptions of The Northern Trust Company ("NTC") under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information relating to Government Bond Fund constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.


         The following are the directors and officers of NTC, 50 South LaSalle Street, Chicago, Illinois, 60675, including any business connections of a substantial nature, which they have had in the past two (2) fiscal years. Unless otherwise indicated, the business address of each business connection is 50 South LaSalle Street, Chicago, Illinois.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         Duane L. Burnham                     Director                            NTC
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................

                                              Retired Chairman of the Board and   Abbott Laboratories
                                              Chief Executive Officer             150 Field Drive
                                                                                  Suite 160
                                                                                  Lake Forest, Illinois 60045

                                              ................................... ..................................

                                              Director                            Sara Lee Corporation
                                                                                  3 First National Plaza
                                                                                  Chicago, Illinois 60602

         .................................... ................................... ..................................
         Dolores E. Cross                     Director                            NTC
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................

                                              President (6/99)                    Morris Brown College
                                                                                  Administration Building, 2nd Fl
                                                                                  643 Martin Luther King, Jr. Dr.
                                                                                  Atlanta, Georgia 30314

                                              ................................... ..................................

                                              GE Fund Distinguished Professor     The Graduate School and
                                              of Leadership and Diversity -       University Center
                                              July 1998 to June 1999              The City University of NY
                                                                                  33 W 42nd Street, Room 1400N
                                                                                  New York, New York 10036

                                              ................................... ..................................

                                              Former President, GE Fund           General Electric Company
                                                                                  3135 Easton Turnpike
                                                                                  Fairfield, Connecticut 06432

                                              ................................... ..................................

                                              Chicago State University            Former President
                                              95th Street at King Drive
                                              Chicago, Illinois 60643

         .................................... ................................... ..................................

         .................................... ................................... ..................................
         Susan Crown                          Director                            NTC
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................
                                              Vice President                      Henry Crown and Company
                                                                                  222 N. LaSalle Street
                                                                                  Suite 2000
                                                                                  Chicago, IL 60601
                                              ................................... ..................................

                                              Director                            Baxter International, Inc.
                                                                                  One Baxter Parkway
                                                                                  Deerfield, Illinois 60015

                                              ................................... ..................................

                                              Director                            Illinois Tool Works, Inc.
                                                                                  3600 W. Lake Avenue
                                                                                  Glenview, Illinois 60025

         .................................... ................................... ..................................
         John R. Goodwin                      Senior Vice President               NTC
                                              ................................... ..................................

                                              Director, Managing Director and     NTQA
                                              Chief Investment Officer

         .................................... ................................... ..................................
         Robert S. Hamada                     Director                            NTC
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................
                                              Dean, Edward Eagle Brown            University of Chicago Graduate
                                              Distinguished Service Professor     School of Business
                                              of Finance                          1101 East 58th Street

                                                                                  Chicago, Illinois 60637

                                              ................................... ..................................

                                              Director                            A.M. Castle & Co.
                                                                                  3400 North Wolf Road
                                                                                  Franklin Park, Illinois 60131

                                              ................................... ..................................

                                              Director                            Chicago Board of Trade
                                                                                  141 West Jackson Boulevard
                                                                                  Chicago, Illinois 60604

         .................................... ................................... ..................................
         Barry G. Hastings                    President, Chief Operating          NTC

                                              Officer and Director

                                              ................................... ..................................
                                              President, Chief Operating          Northern Trust Corporation

                                              Officer and Director

                                              ................................... ..................................

                                              Director                            Northern Trust of Florida
                                                                                  Corporation
                                                                                  700 Brickell Avenue
                                                                                  Miami, Florida 33131

                                              ................................... ..................................

                                              Director                            Northern Trust of California
                                                                                  Corporation,
                                                                                  355 S. Grand Avenue
                                                                                  Los Angeles, California 90017

                                              ................................... ..................................
                                              Vice Chairman of the Board &        Northern Trust of Florida
                                              Director                            Corporation, 700 Brickell
                                                                                  Avenue, Miami, FL 33131
                                              ................................... ..................................
                                              Director                            Nortrust Realty Management, Inc.
         .................................... ................................... ..................................

         .................................... ................................... ..................................
         Robert A. Helman                     Director                            NTC
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................
                                              Partner                             Mayer, Brown & Platt

                                                                                  190 S. LaSalle Street, 38th Fl.
                                                                                  Chicago, Illinois 60603

                                              ................................... ..................................

                                              Governor                            Chicago Stock Exchange
                                                                                  One Financial Plaza
                                                                                  440 S. LaSalle Street
                                                                                  Chicago, Illinois 60605

                                              ................................... ..................................

                                              Director                            TC PipeLines GP
                                                                                  TransCanada PipeLines Tower
                                                                                  111 - 5th Avenue S.W.
                                                                                  Calgary, Alberta, Canada T2P 3Y6

                                              ................................... ..................................

                                              Director                            Dreyer's Grand Ice Cream, Inc.
                                                                                  5929 College Avenue
                                                                                  Oakland, California 94618

                                              ................................... ..................................
                                              Director                            Brambles USA, Inc.
                                                                                  400 N. Michigan Avenue
                                                                                  Chicago, IL 60611
         .................................... ................................... ..................................
         Arthur L. Kelly                      Director                            NTC
                                              ................................... ..................................

                                              Director                            Northern Trust Corporation
                                              ................................... ..................................
                                              Managing Partner                    KEL Enterprises L.P.
                                                                                  Two First National Plaza
                                                                                  20 S. Clark Street, Suite 2222
                                                                                  Chicago, Illinois 60603

                                              ................................... ..................................

                                              Director                            Bayerische Motoren Werke (BMW)
                                                                                  A.G. BMW Haus
                                                                                  Petuelring 130
                                                                                  Postfach 40 02 40
                                                                                  D-8000
                                                                                  Munich 40 Germany

                                              ................................... ..................................

                                              Director                            Deere & Company
                                                                                  John Deere Road
                                                                                  Moline, IL 61265

                                              ................................... ..................................

                                              Director                            Thyssen-Krupp Industries AG
                                                                                  Am Thyssenhaus 1
                                                                                  45128 Essen
                                                                                  Germany

                                              ................................... ..................................

                                              Director                            Snap-on Incorporated
                                                                                  2801 80th Street
                                                                                  Kenosha, Wisconsin 53140

         .................................... ................................... ..................................
         Frederick A. Krehbiel                Director                            NTC
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................

                                              Chairman, Chief Executive Officer   Molex Incorporated
                                              and Director                        2222 Wellington Court
                                                                                  Lisle, Illinois 60532-1682

                                              ................................... ..................................

                                              Director                            DeVry, Inc.
                                                                                  One Tower Lane
                                                                                  Oakbrook Terrace, Illinois 60181

                                              ................................... ..................................

                                              Director                            Tellabs, Inc.
                                                                                  4951 Indiana Avenue
                                                                                  Lisle, Illinois 60532

         .................................... ................................... ..................................
         Robert A. LaFleur                    Senior Vice President               NTC
         .................................... ................................... ..................................

         James J. Mitchell, III               President - Worldwide Operations    NTC
                                              and Technology and Executive Vice
                                              President

                                              ................................... ..................................

                                              Director                            The Northern Trust Company of
                                                                                  New York
                                                                                  40 Broad Street, 8th Fl.
                                                                                  New York, New York 10004

         .................................... ................................... ..................................

         .................................... ................................... ..................................
         William G. Mitchell                  Director                            NTC
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................

                                              Director                            Peoples Energy Corporation
                                                                                  122 South Michigan Avenue
                                                                                  Chicago, Illinois 60603

                                              ................................... ..................................

                                              Director                            The Sherwin-Williams Company
                                                                                  101 Prospect Avenue, N.W.
                                                                                  Cleveland, Ohio 44115-1075

         .................................... ................................... ..................................
         Edward J. Mooney                     Director                            NTC
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................

                                              Chairman, Chief Executive           Nalco Chemical Company
                                              Officer, President and Director     One Nalco Center
                                                                                  Naperville, Illinois 60563-1198

                                              ................................... ..................................

                                              Director                            FMC Corporation
                                                                                  200 East Randolph
                                                                                  Chicago, IL 60601

         .................................... ................................... ..................................
         William A. Osborn                    Chairman and Chief Executive        NTC
                                              Officer
                                              ................................... ..................................


                                              Director                            Northern Trust Corporation
                                              ................................... ..................................
                                              Director                            NICOR, Inc.
                                                                                  1844 Ferry Road
                                                                                  Naperville, Illinois 60566

                                              ................................... ..................................
                                              Director                            Nortrust Realty Management Inc.
                                              ................................... ..................................
                                              Director                            Northern Futures Corporation
         .................................... ................................... ..................................

         Sheila A. Penrose                    President - Corporate and           NTC
                                              Institutional Services and

                                              Executive Vice President
                                              ................................... ..................................

                                              Director                            Northern Trust Global Advisors,
                                                                                  Inc.
                                                                                  29 Federal Street
                                                                                  Stamford, Connecticut 06901

                                              ................................... ..................................

                                              Manager                             Northern Trust Retirement
                                                                                  Consulting
                                                                                  400 Perimeter Center Terrace
                                                                                  Suite 850
                                                                                  Atlanta, Georgia 30346

                                              ................................... ..................................

                                              Director                            NTQA

         .................................... ................................... ..................................

         .................................... ................................... ..................................

         Perry R. Pero                        Vice Chairman and Chief Financial   NTC
                                              Officer

                                              ................................... ..................................

                                              President and Director              Northern Futures Corporation
                                              ................................... ..................................
                                              President and Director              Northern Investment Corporation
                                              ................................... ..................................
                                              Director                            Northern Trust Global Advisors,
                                                                                  Inc.
                                                                                  29 Federal Street
                                                                                  Stamford, Connecticut 06901

                                              ................................... ..................................

                                              Director                            Northern Trust Securities, Inc.
                                              ................................... ..................................
                                              Director                            Nortrust Realty Management, Inc.
                                              ................................... ..................................
                                              Director                            NTQA

         .................................... ................................... ..................................

         Stephen N. Potter                    Senior Vice President               NTC

                                              ................................... ..................................

                                              Director, Managing Director         NTQA

         .................................... ................................... ..................................
         Peter L. Rossiter                    Executive Vice President and        NTC
                                              General Counsel
         .................................... ................................... ..................................

         Harold B. Smith                      Director                            NTS

         .................................... ................................... ..................................

                                              Director                            Northern Trust Corporation
                                              ................................... ..................................
                                              Chairman of the Executive           Illinois Tool Works Inc.
                                              Committee and Director              3600 West Lake Avenue

                                                                                  Glenview, IL 60025-5811
                                              ................................... ..................................
                                              Director                            W. W. Grainger, Inc.
                                                                                  5500 West Howard Street
                                                                                  Skokie, IL 60077
                                              ................................... ..................................

                                              Trustee                             Northwestern Mutual Life
                                                                                  Insurance Company
                                                                                  720 East Wisconsin Avenue
                                                                                  Milwaukee, Wisconsin 53202

         .................................... ................................... ..................................

         William D. Smithburg                 Director                            NTC

                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................

                                              Retired Chairman, President and     The Quaker Oats Company
                                              Chief Executive Officer             321 North State Street
                                                                                  Chicago, Illinois 60610

                                              ................................... ..................................

                                              Director                            Abbott Laboratories
                                                                                  One Abbott Park Road
                                                                                  Abbott Park, Illinois 60675

                                              ................................... ..................................
                                              Director                            Corning Incorporated
                                                                                  Corning, NY 14831
                                              ................................... ..................................

                                              Trustee                             Prime Capital Corporation
                                                                                  10275 West Higgins Road
                                                                                  Suite 200
                                                                                  Rosemont, Illinois 60018

         .................................... ................................... ..................................

         .................................... ................................... ..................................
         James M. Snyder                      Executive Vice President            NTC
                                              ................................... ..................................

                                              Director                            Northern Trust Global Advisors,
                                                                                  Inc.
                                                                                  29 Federal Street
                                                                                  Stamford, Connecticut 06901

                                              ................................... ..................................

                                              Chairman CEO and Director           NTQA

         .................................... ................................... ..................................

         .................................... ................................... ..................................
         Bide L. Thomas                       Director                            NTC

                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................
                                              Director                            MYR Group Inc.

                                                                                  (formerly L.E. Myers Company)
                                                                                  2550 West Golf Road
                                                                                  Rolling Meadows, Illinois 60008

                                              ................................... ..................................

                                              Director                            R. R. Donnelley & Sons Company
                                                                                  77 West Wacker Drive
                                                                                  Chicago, Illinois 60601

         .................................... ................................... ..................................

         Stephen B. Timbers                   President - Northern Trust Global   NTC
                                              Investments and Executive Vice
                                              President

                                              ................................... ..................................

                                              Director                            Northern Trust Global Advisors,
                                                                                  Inc.
                                                                                  29 Federal Street
                                                                                  Stamford, Connecticut 06901

                                              ................................... ..................................

                                              Former President and CEO            Zurich-Kemper Investments
                                                                                  222 Riverside Plaza
                                                                                  Chicago, Illinois 60606

                                              ................................... ..................................

                                              Director                            LTV Steel Company
                                                                                  200 Public Square
                                                                                  Cleveland, Ohio 44114-2308

                                              ................................... ..................................

                                              Director                            NTQA

                                              ................................... ..................................

                                              President and Director              Northern Investment Management
                                                                                  Company

         .................................... ................................... ..................................

         Jeffrey H. Wessel                    Executive Vice President            NTC

                                              ................................... ..................................

                                              President and Director              NTQA

                                              ................................... ..................................

                                              Director                            Northern Trust Global Advisors,
                                                                                  Inc.
                                                                                  29 Federal Street
                                                                                  Stamford, Connecticut 06901

                                              ................................... ..................................

                                              Manager                             Northern Trust Retirement
                                                                                  Consulting
                                                                                  401 Perimeter Center Terrace
                                                                                  Suite 850
                                                                                  Atlanta, Georgia 30346


(c)      Conseco Capital Management, Inc

         The descriptions of Conseco Capital Management, Inc., ("CCM") under the
         caption   "Management-Adviser"  in  the  Prospectus  and  Statement  of
         Additional  Information  relating to Corporate  Bond Fund  constituting certain of Parts A and B, respectively,  of the Registration  Statement are incorporated by reference herein.

         The  following  are  the  directors  and  officers  of  CCM,  11825  N.
         Pennsylvania Street, Carmel, Indiana 46032, including any business connections of a substantial nature, which they have had in the past two (2) fiscal years. Unless otherwise indicated, the address of each company listed is 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         Nora Ann Bammann                     Vice President                      CCM
         .................................... ................................... ..................................
         Maxwell Bublitz                      President, Chief Executive          CCM
                                              Officer and Director
         ...........................................................................................................
         Andrew S. Chow                       Vice President                      CCM
         .................................... ................................... ..................................
         Rollin M. Dick                       Director                            CCM
                                              ................................... ..................................

                                              Executive Officer and Director      Various affiliates of Conseco,
                                                                                  Inc.

                                              ................................... ..................................

                                              Director                            Brightpoint, Inc.
                                                                                  6042 Corporate Drive
                                                                                  Indianapolis, Indiana 46278

         .................................... ................................... ..................................

         John Robert Kline                    Chief Financial Officer,            CCM

                                              Treasurer and Vice President
         .................................... ................................... ..................................
         Thomas Meyers                        Senior Vice President, Director     CCM
                                              of Marketing
                                              ................................... ..................................
                                              Senior Vice President               Conseco Mortgage Capital, Inc.
         .................................... ................................... ..................................

         Thomas J. Pence                      Senior Vice President               CCM

         .................................... ................................... ..................................
         See Yeng Quek                        Vice President                      CCM
         .................................... ................................... ..................................
         Gregory Hahn                         Senior Vice President, Portfolio    CCM
                                              Manager
         .................................... ................................... ..................................

         William P. Kovacs                    Director, Vice President, Chief     CCM
                                              Compliance Officer and Secretary

                                              ................................... ..................................

                                              Director, Vice President and        Conseco Equity Sales, Inc.
                                              Secretary
                                              ................................... ..................................
                                              Director, Vice President and        Conseco Securities, Inc.
                                              Secretary

         .................................... ................................... ..................................

         John R. Kline                        Vice President, Finance and         CCM
                                              Treasurer

                                              ................................... ..................................

                                              Vice President, Corporate Finance   Conseco Services, LLC

         .................................... ................................... ..................................

         Jude T. Driscoll                     Vice President, Portfolio           CCM
                                              Management and Trading

                                              ................................... ..................................

                                              Trader                              Previously, Nations Bank,
                                                                                  Charlotte, North Carolina

         .................................... ................................... ..................................

         Todd C. Thompson                     Second Vice President               CCM

                                              ................................... ..................................

                                              Assistant Investment Officer        Previously, Public Employees
                                                                                  Retirement Systems of Ohio

         .................................... ................................... ..................................

         William T. Lissenden                 Director of Research                CCM

                                              ................................... ..................................

                                              Director, Taxable Fixed Income      Previously, Prudential
                                              Research and Product Management     Securities, Inc., New York, New
                                                                                  York

                                              ................................... ..................................


         Information as to the officers and directors of CCM is included in its current Form ADV filed with the SEC and is incorporated by reference herein.


(d)      Davis Hamilton Jackson & Associates, L.P.

         The descriptions of Davis Hamilton Jackson & Associates, L.P., ("DHJA") under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information relating to Growth Equity Fund constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

         The  following  are the  directors  and  officers  of DHJA Two  Houston
         Center, 909 Fannin, Suite 550, Houston, Texas 77010, including any business connections of a substantial nature which they have had in the past two (2) fiscal years.


         Name                                 Title                                Business Connection
         .................................... .................................... .................................
         Jack R. Hamilton                     President and Limited Partner        DHJA
         .................................... .................................... .................................
         Robert C. Davis                      Secretary and Limited Partner        DHJA
         .................................... .................................... .................................

         ...........................................................................................................
         Alfred Jackson                       Limited Partner                      DHJA
         .................................... .................................... .................................
         Carla J. Evans                       Vice President - Administration      DHJA
         .................................... .................................... .................................
         Jeffrey L. Sarff                     Chief Operating Officer and          DHJA
                                              Limited Partner

         .................................... .................................... .................................

         J. Patrick Clegg                     Limited Partner                      DHJA

         .................................... .................................... .................................

         James P. Webb                        Limited Partner                      DHJA

         .................................... .................................... .................................

         Catherine S. Woodruff                Limited Partner                      DHJA

         .................................... .................................... .................................


(e)      PPM America, Inc.

         The  descriptions  of PPM  America,  Inc.  ("PPM")  under  the  caption
         "Management-Adviser"  in the  Prospectus  and  Statement of  Additional
         Information relating to Value Equity Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

         The  following  are the  directors and officers of PPM, 225 West Wacker
         Drive, Suite 1200, Chicago, Illinois 60606, including any business connections of a substantial nature, which they have had in the past two (2) years. Unless otherwise indicated, the address of each company listed is 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Russell William Swanson              President and Director              PPM
         .................................... ................................... ...................................
         Mark Bernard Mandich                 Executive Vice President,           PPM
                                              Secretary, Chief Compliance
                                              Officer and Director

         .................................... ................................... ...................................

         Fred John Stark III                  Executive Vice President,           PPM
                                              Secretary, Counsel and Director


         ITEM 27.  PRINCIPAL UNDERWRITERS



(a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


        The Cutler Trust
        Forum Funds
        Monarch Funds
        Sound Shore Fund, Inc.
        TrueCrossing Funds

(b) The following officers of Forum Fund Services, LLC, Registrant's underwriter, hold the following positions with registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                           Position with Underwriter             Position with Registrant
         .............................. ..................................... ....................................
         Ronald H. Hirsch               Treasurer                             Vice President and Treasurer
         .............................. ..................................... ....................................
         John Y. Keffer                 Director                              Trustee
         .............................. ..................................... ....................................

(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on April 28, 2000.


                                                MEMORIAL FUNDS

                                                Christopher W. Hamm, President


                                                /s/ Christopher W. Hamm


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on April 28, 2000.


(a)      Principal Executive Officer


         /s/ Christopher W. Hamm
         Christopher W. Hamm, President

(b)      Principal Financial Officer

         /s/ Ronald H. Hirsch
         Ronald H. Hirsch, Treasurer

(c)      All of the Trustees

         /s/ Christopher W. Hamm
         Christopher W. Hamm, Trustee

         /s/ John Y. Keffer
         John Y. Keffer, Trustee

         Jay Brammer, Trustee
         J.B. Goodwin, Trustee
         Robert Stillwell, Trustee

         By: /s/ David I. Goldstein
         David I. Goldstein, Attorney-in-Fact*

          * Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                INDEX TO EXHIBITS


(d)(2) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and PPM America, Inc.

(j)      Consent of independent auditors.

(p)(1)   Code of Ethics adopted by Registrant.

(p)(2) Joint Code of Ethics adopted by Forum Investment Advisors, LLC and Forum Fund Services, LLC.

(p)(3)   Code of Ethics adopted by PPM America, Inc.

(p)(4)   Code of Ethics adopted by Conseco Capital Management, Inc.

(p)(5)   Code of Ethics adopted by Davis Hamilton Jackson & Associates, L.P.

(p)(6)   Code of Ethics adopted by The Northern Trust Company.